EXHIBIT 99.7

CONSOLIDATED ANALYTICS EXCEPTION GRADES REPORT

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
61	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower at consummation. Per the appraisal acknowledgment disclosure, the borrower waived the timing requirements but nothing in the file confirmed a copy was provided at closing.	Evidence	11/24/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 45.6% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 7.24 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 45.6% is less than Guideline CLTV of 89.99%

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61	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — See page 591 of the Original submission bookmarks ; HVE	11/17/2025	XXX approved XXX waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 45.6% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 7.24 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 45.6% is less than Guideline CLTV of 89.99%

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61	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 45.6% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 7.24 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 45.6% is less than Guideline CLTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
71	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $15,173.09.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $15,173.09 ; cure package requires a PCCD, LOE, Copy of Refund Check, and proof delivery or a Valid COC. TILA 130b Cure Required. The exception is tied to the missing Initial LE Issued within 3 business days of the application date of XXX (per compliance report in file) , as the earliest available LE is dated XXX. Please provide the initial LE (dated XXX per compliance report in file) issued within 3 business days of the application date of XXX. Additional testing will be completed, once the initial LE is provided.

																Initial loan pkg; LE	11/26/2025	Lender provided Initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided an LE; however, it is not for the subject transaction. Condition retained.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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71	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,928.33) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $7,928.33 ; cure package requires a PCCD, LOE, Copy of Refund Check, and proof delivery or a Valid COC. TILA 130b Cure Required. The exception is tied to the missing Initial LE Issued within 3 business days of the application date of XXX (per compliance report in file) , as the earliest available LE is dated XXX. Please provide the initial LE (dated XXX per compliance report in file) issued within 3 business days of the application date of XXX. Additional testing will be completed, once the initial LE is provided.

																		Lender provided Initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided Initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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71	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application. Documentation required to clear exception. According to Mavent report, initial Loan application date is XXX and Initial LE is dated XXX. Earliest LE provided in file is dated XXX which exceeds the timing regulation. Please provide the initial LE issued within 3 business days of the application date of XXX Additional testing will be completed, once the initial LE is provided.			Lender provided Initial LE. Condition cleared.; Lender provided Initial LE. Condition cleared.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
71	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception. According to Mavent report, initial Loan application date is XXX. Homeownership counseling organization disclosure is dated XXX which exceeds the timing regulation. Please send Homeownership counseling organization disclosure within 3 days of application.	RESPA Homeownership Counseling Organizations	11/18/2025	Resolved as we have received the timely disclosure. ; Material	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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71	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — provided in the original bookmark page 502-503	11/13/2025	XXX approved XXX — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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71	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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72	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Rescinded	FPRO1137	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser’s license was not effective prior to the Valuation Date or expired prior to the Valuation Date	Invalid — Appraisers License was in effect and did not expire — 2/28/26 expiration date	11/25/2025	Audit reviewed Lender’s response and has determined the appraiser’s license was active at the time the appraisal was completed. Condition rescinded.; Primary Value appraiser’s license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid per the UCDP’s provided — LCA 2.5, CU score 1	11/13/2025	Third party valuation product provided within tolerance.; XXX approved XXX — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 6.27 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 6.27 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
77	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $1200000 is Less than Total Amount of Subject Lien $XXXXXX Provide Title with Coverage Amount of Subject Lien $XXXXXX	Title policy	01/22/2026	Lender provided the title update/supplement showing sufficient coverage. Condition cleared.; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXX; Material	01/26/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,050.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $1050; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $1050 is due to increase from $0 to $1050 for the survey fee that was added to CD XXX. A COC is required to determine if this was a valid change.	PCCD	11/25/2025	Lender provided LOE and PCCD correcting Survey Fee to section H. Condition cleared.; Lender provided LOE and PCCD correcting Survey Fee to section H. Condition cleared.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid per the UCDP’s provided — CU score 1.2, LCA 1	11/13/2025	XXX approved XXX — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Provide Title Document	Please review the uploaded doc	01/12/2026	Lender provided the title for the subject property. Condition cleared.; Lender provided the title for the subject property. Condition cleared. ; Lender provided the title for the subject property. Condition cleared. ; Title Document is fully Present; Title Document is missing Provide Title Document	01/13/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert Provide Property Tax Cert	already provided	11/18/2025	Property Tax Cert Provided; Resolved as we have received the tax cert from lender. ; Missing Property Tax Cert Provide Property Tax Cert	01/13/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
70	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation XXX	Appraisal Delivery	12/08/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation XXX

																			12/09/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1467	Credit	Asset 1 Missing	Asset 1 Missing. Lender to provide XXX money market acct #XXX amt $453,564.34	already provided	11/18/2025	Cleared as we have received the missing assets. ; Asset 1 Provided; Asset 1 Missing. Lender to provide XXX money market acct #XXX amt $453,564.34	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — CU Score 1.8, LCA 1.5 per the UCDP already provided	11/17/2025	XXX approved XXX — condition cleared	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation	The last uploaded provided clearly shows that the appraisal was mailed out on XXX which is the date of the document ; Note — these letters have never been rejected in past trades ; This is not a LOE — this is the same mail out letter that we use on all six series loans and have provided this and evidence of mailing the appraisal multiple times and have not been rejected for it. ; Letter	12/12/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Audit reviewed Lender’s response. The letter provided is not dated and cannot be used to verify the date the appraisal was provided to the Borrower. Please provide documentation that reflects the date the appraisal was provided to the Borrower. Condition retained.; Audit reviewed Lender’s response. The mail out letter is not dated. The piece that is missing is the evidence of mailing reflecting the date the appraisal was provided to the Borrower to verify the Borrower received the appraisal 3 days prior to consummation. The Notice of Right to Receive copy of Appraisal, Borrower chose to receive appraisal at least 3 days prior to consummation. Please provide verification of Borrower’s receipt of appraisal at least 3 days prior to consummation. Condition retained. ; Lender provided a LOE to the Borrower; however, it is not dated. Please provide verification of the date the Borrower received the appraisal. Condition retained.; Material

12/15/2025

Borrower has stable job time — Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.22% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — See page 1230 of the Original Submission bookmarks ; HVE	11/17/2025	XXX approved XXX — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Borrower has stable job time — Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.22% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
87	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Borrower has stable job time — Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.22% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two XXX accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves.	It would be much more helpful and time saving if you would ask for all of the items required in the first exception and not in the rejection reason. All of those statements were provided in the original file submission; Per AUS — Funds to close — $238,172.24 — Reserves required to be verified — $0.00	12/03/2025	Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Funds are found to meet guidelines.; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two XXX accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves. ; Lender provided the EXTrade accounts ending in 9210; however, did not provide the Discover, Vanguard, Empower, BOA, Chase, Charles Schwab or the Fidelity statements reflected on the 1003 and AUS. The AUS reflects a total verified asset balance of $433,968.78. Please provide asset documentation used in qualification that total $433,968.78. Condition retained.; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two XXX accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves. ; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two XXX accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves.	12/04/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $24522.51. Audited Reserves of $0 are less than Guideline Required Reserves of $24,522.51.	It would be much more helpful and time saving if you would ask for all of the items required in the first exception and not in the rejection reason. All of those statements were provided in the original file submission; Invalid — Per AUS Submission 10 — no reserves are required to be verified.	12/03/2025	Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Lender provided the XXX accounts ending in XXX; however, did not provide the XXX, XXX, Empower, XXX, XXX, XXX or the ZZZ statements reflected on the 1003 and AUS. The AUS reflects a total verified asset balance of $433,968.78. Please provide asset documentation used in qualification that total $433,968.78. Condition retained.; Audited Reserves of $ are less than Guideline Required Reserves of $24522.51. Audited Reserves of $0 are less than Guideline Required Reserves of $24,522.51.	12/04/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s value for the following; ULI XXX NMLS XXX Total Loan Costs $10,553.42	11/18/2025

Resolved as lender agrees with audit; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is XXX

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is XXX

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is XXX

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is XXX

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

11/20/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA provided. Condition cleared.; HMDA Data Tape Provided.	11/20/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application XXX	AfBD	11/18/2025	Resolved as we have received the missing ABD. ; Required Affiliated Business Disclosure Documentation Provided; Material; Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application XXX	11/20/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
68	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing YTD Paystub and Prior Year w2 to support $9561.12 monthly for B1	2024 W2; All of this was previously provided	12/10/2025	Lender provided 2024 W2 for Borrower 1 supporting income. Condition cleared.; Income and Employment Meet Guidelines; Lender provided the YTD pay stub and 2023 W2. Please provide the 2024 W2 to meet AUS requirements for the the W2 from the most recent calendar year. Condition retained.; Income and Employment Do Not Meet Guidelines Missing YTD Paystub and Prior Year w2 to support $9561.12 monthly for B1	12/11/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements All Assets are missing. Verify Lender AUS submitted assets $485,550.95 covering a one-month period of which $267,124.14 is needed for closing costs plus $23,826.02 for subject property reserves and Balance paid monthly accounts.	Required funds to be verified $206,487.44 — Reserves to be verified $0.00	11/25/2025	Lender provided asset documentation. Condition cleared.; Asset Qualification Meets Guideline Requirements; Asset Qualification Does Not Meet Guideline Requirements All Assets are missing. Verify Lender AUS submitted assets $485,550.95 covering a one-month period of which $267,124.14 is needed for closing costs plus $23,826.02 for subject property reserves and Balance paid monthly accounts.	12/02/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — Page 401 of the Original File Submission is the HVE	11/17/2025	XXX approved XXX — condition cleared; Third party valuation product provided within tolerance.	11/18/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation XXX	Appraisal Delivery	11/14/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation XXX

11/17/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Co borrower missing VOE	VOE; This appears to be cleared in XXX. ; VOE	01/12/2026	Borrower 2 3rd Party VOE Prior to Close Was Provided. Condition cleared. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2); Audit reviewed Lender’s response and has determined the LOE from Borrower 2 employer is not dated within 10 business days of the Note date. Please provide a VVOE for Borrower 2 dated within 10 business days of the Note date or after the Note date but prior to delivery to meet AUS and FNMA requirements. Condition retained.; Audit reviewed Lender’s response and has determined the LOE from Borrower 2 employer is not dated within 10 business days of the Note date. Please provide a VVOE for Borrower 2 dated within 10 business days of the Note date or after the Note date but prior to delivery to meet AUS and FNMA requirements. Condition retained.; Borrower 2 3rd Party VOE Prior to Close Missing B2 VOE dated XXX is not within 10 days of XXX note date. Finding remains. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	01/15/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
157	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE0363	Credit	Condominium Project is Non- Warrantable	When the subject Property Type is a (Condominium) and the Loan Program is Agency (DU) the Condominium Project: (No), in all circumstances, must be warrantable.

The subject is a detached condo. As indicated on DU cert item #28, a project review is not required. Therefore, project warrantability is not required. Agencies do not require project reviews on detached condos

																	12/15/2025	; Additional documentation received; exception resolved.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid	11/13/2025	Third party valuation product provided within tolerance.; XXX approved XXX — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA provided. Condition cleared.; HMDA Data Tape Provided.	11/17/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree	11/13/2025

Lender agreed with audit values. Condition cleared.

; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 3709.7 vs Lender Total Loan Costs MISSING, AUdit ULI XXX

VS. Lenders is missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

11/17/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
155	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $25.00; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $25.00 is due to increase from $925.00 to $950.00 for the appraisal fee from LE XXX to LE XXX. A COC is required to determine if this is a valid change.	cure	12/04/2025	Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification that cure was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification that cure was applied. Cured post close, loan will be graded a B.	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	C	B	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
155	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s values for the following; ULI — XXX NMLS XXX Total Loan Costs $5,370.78	11/18/2025

Resolved as lender agrees with audit. ; Resolved as lender agrees with audit. ; Material Finding; HMDA discrepancy noted: Audit ULI XXX vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 5370.78 vs Lender Total Loan Costs MISSING. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit. ; Material Finding; HMDA discrepancy noted: Audit ULI XXX vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 5370.78 vs Lender Total Loan Costs MISSING. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	B	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
155	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Cleared as we lender agrees with audit. ; HMDA data received, additional discrepancy finding added. ; HMDA provided. Condition cleared.; HMDA Data Tape Provided.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
155	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice XXX has affiliates. Provide the affiliated business disclosure dated within 3 business days of application XXX.	AfBD	11/18/2025	Received evidence of no affiliates. ; Required Affiliated Business Disclosure Documentation Provided; Material; Required Affiliated Business Disclosure Missing Per the Privacy Notice XXX has affiliates. Provide the affiliated business disclosure dated within 3 business days of application XXX.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	B	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
155	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — CU Score 1, LCA 1 per the UCDP’s already provided	11/17/2025	XXX approved XXX — condition cleared	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
154	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI

Audited DTI of 43.26% exceeds AUS DTI of 38.78% Audit verified less monthly income. Lender did not include loss from 2024 Schedule C for XXX business in the amount of -$3,899.08.. AUS resubmission required.

																Please see attached	12/03/2025

Lender provided updated 1003, 1008 and AUS approving DTI of 42.63%. Audit DTI of 43.26% is within tolerance of the updated AUS approved DTI of 42.63%. Condition cleared.

; Audited DTI of 43.26% is less than or equal to AUS DTI of 42.63% Lender provided updated 1003, 1008 and AUS approving DTI of 42.63%. Audit DTI of 43.26% is within tolerance of the updated AUS approved DTI of 42.63%. Condition cleared.; Audited DTI of 43.26% exceeds AUS DTI of 38.78% Audit verified less monthly income. Lender did not include loss from 2024 Schedule C for XXX business in the amount of -$3,899.08.. AUS resubmission required.

12/04/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.9% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
154	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

HMDA data received, additional discrepancy finding added.

; HMDA provided. Condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

11/17/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.9% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
154	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	HMDA discrepancy noted: Audit ULI XXX vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	We agree with audit’s ULI value — XXX We agree with audit’s NMLS value — XXX	11/14/2025	Lender agreed with audit values. Condition cleared.; Material Finding; The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 14446.3 vs Lender Total Loan Costs MISSING, AND Audit ULI XXX Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/17/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.9% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1964	Credit	Missing income documentation	Lender to provide business search verifying XXX is currently active, letter in file is dated 12/22/2021.	Regarding XXX, borrower owns less than 25%. Please see VOE attached. ; Asset WS	12/29/2025	Resolved as we have received evidence of ownership of the company from lender. ; Lender provided an asset worksheet; however, did not provide documentation to verify the Borrower’s business XXX is an active business. Condition retained.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
93	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non- subject property	Lender to provide evidence property located at XXX is not subject to an HOA fee.	No HOA LOE; HOA	12/12/2025	; Additional documentation received; exception resolved.; Lender provided HOA fees for subject property. Please provide HOA fees for Borrower’s primary residence with address of XXX. Condition retained.; Lender provided HOA fees for subject property. Please provide HOA fees for Borrower’s primary residence with address of XXX. Condition retained.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FVAL8506	Property	Missing Private Road Maintenance Agreement	The subject property is located on a private road, a road maintenance agreement is reported on the Title Commitment, provide a copy of the Private Road Maintenance Agreement.	Road Maintenance	12/05/2025	Lender provided Road Maintenance Agreement. Condition cleared.	12/09/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. The borrower’s 401k account is being used for reserves, balance reduced by outstanding loan amount, terms of allowable withdrawals was not found in the file, Lender to provide.	Per the attached Asset Worksheet, required funds including reserves is $1,139,962.40...verified liquid funds are $1,350,803.39. In this case the 401K is not being used so terms of withdrawal should not be required.	11/28/2025	Audit reviewed Lender’s response and has determined the 401k is not required for qualification; therefore, no additional documentation is required. Condition cleared.; Asset Record 1 Meets G/L Requirements; Asset Record 1 Does Not Meet G/L Requirements. The borrower’s 401k account is being used for reserves, balance reduced by outstanding loan amount, terms of allowable withdrawals was not found in the file, Lender to provide. ; Asset Record 1 Does Not Meet G/L Requirements. The borrower’s 401k account is being used for reserves, balance reduced by outstanding loan amount, terms of allowable withdrawals was not found in the file, Lender to provide.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance				Third party valuation product provided within tolerance.	11/04/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
183	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 40.73% exceeds AUS DTI of 36.85% DTI calculated is higher than DTI provided. Per the WVOE in file, total income is 21633.33.	Invalid	11/25/2025	Audited DTI of 29.81% is less than or equal to AUS DTI of 36.85% Lender provided WVOE supporting total income calculated by Lender. The WVOE reflects Borrower has base, Bonus and Other income. Audit re-calculated DTI of 29.81%, is within tolerance of the AUS approved DTI of 36.85%. Condition cleared.; Audited DTI of 29.81% is less than or equal to AUS DTI of 36.85% Lender provided WVOE supporting total income calculated by Lender. The WVOE reflects Borrower has base, Bonus and Other income. Audit re-calculated DTI of 29.81%, is within tolerance of the AUS approved DTI of 36.85%. Condition cleared.; Audited DTI of 29.81% is less than or equal to AUS DTI of 36.85% Lender provided WVOE supporting total income calculated by Lender. The WVOE reflects Borrower has base, Bonus and Other income. Audit re-calculated DTI of 29.81%, is within tolerance of the AUS approved DTI of 36.85%. Condition cleared.; Audited DTI of 40.73% exceeds AUS DTI of 36.85% DTI calculated is higher than DTI provided. Per the WVOE in file, total income is 21633.33.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — See page 413 of the original submission bookmarks	11/17/2025	Third party valuation product provided within tolerance.; XXX approves usage of XXX waterfall.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	HMDA	11/17/2025

Resolved as we have received the ULI from the lender. ; Resolved as we have received the ULI from the lender. ; Material Finding; The following HMDA Discrepancy(s) have been noted: ; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI number is missing. Lender may clear finding by providing documentation to support their value.

; Resolved as we have received the ULI from the lender. ; Material Finding; The following HMDA Discrepancy(s) have been noted: ; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI number is missing. Lender may clear finding by providing documentation to support their value.

; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI number is missing. Lender may clear finding by providing documentation to support their value.

11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($672000) is insufficient, not meeting the required coverage amount of ($XXX).	RCE	11/17/2025	Cleared as we have received the RCE.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation. The appraisal acknowledgment disclosure does not specify if the borrower waived the timing requirements or if the appraisal was received the minimum 3 days prior to consummation.	Appraisal Delivery	11/18/2025	Cleared as we have received evidence of the appraisal delivery. ; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation. The appraisal acknowledgment disclosure does not specify if the borrower waived the timing requirements or if the appraisal was received the minimum 3 days prior to consummation.	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
66	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 48.63% exceeds Guideline DTI of 45% DTI calculated matches the 1008 but does not match the AUS. DTI is higher than guidelines.			; AUS shows approved DTI of 49%, calculated DTI 48.63%. Condition cleared.	01/28/2026	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — CU Score 1, LCA 2.5 per the UCDP’s already provided	11/17/2025	XXX approved XXX — condition cleared; Third party valuation product provided within tolerance.	01/21/2026	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($7,670.12) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,737.52). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $5,067.40; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of $5,067.40 is due to decrease from $12,737.52 to $7,670.10 from CD XXX to FCD XXX. A COC is required to determine if this is a valid change.	COC’s, CD	11/18/2025	Condition resolved as we have received the valid COC for the credit decrease. ; Condition resolved as we have received the valid COC for the credit decrease.	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We disagree with audit’s total loan costs. PCCD reflects Total Loan Costs 16442.82	11/18/2025	Resolved as we have received final total loan costs from lender. ; Resolved as we have received final total loan costs from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 16675.32 vs Lender Total Loan Costs 16442.82. Lender can clear finding by agreeing with audit value or providing documentation to support their value. ; Resolved as we have received final total loan costs from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 16675.32 vs Lender Total Loan Costs 16442.82. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($866700) is insufficient, not meeting the required coverage amount of ($XXX).	RCE	11/18/2025	Resolved as we have received the RCE from lender. ; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
59	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/28/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $120.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $120.00 is due to increase from $1025.00 to $1145.00 for the Appraisal Fee on LE XXX. COC dated XXX references the update the appraisal fee but does not provide a valid reason. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $120.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	cure	12/16/2025	Cured post close, this will remain a non material B grade, received lenders cure package for fee tolerance fail. ; Cured post close, this will remain a non material B grade, received lenders cure package for fee tolerance fail.	01/21/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 18.6 years on job.	C	B	C	B	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
59	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/18/2025	Rescinded	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	Resolved as cure was made within 60 days of discovery. This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.			Rescinded as cure is valid within 60 days of discovery.	12/18/2025		C	B	A	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
59	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/18/2025	Rescinded	finding- 3622	Compliance	TRID Post- Consummation Reason for Redisclosure Validation Test	This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests. This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.			Rescinded as post close cure is valid.	12/18/2025		C	B	A	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
59	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/07/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			XXX approved XXX — condition cleared; Third party valuation product provided within tolerance.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 18.6 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
59	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/07/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	11/14/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 18.6 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
90	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($21,418.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($22,140.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Lender credits incorrectly disclosed lender credit for fees over the legal limit however no fees exceeded any threshold. XXX change in DTI which caused a decrease in lender credits. The original XXX lock as been provided with the update in pricing due to the change in DTI; No fees exceeded any threshold so I do not know why $2,640 was listed as fees over the legal limit. Total credit should have been $21,418 with reduction of $722 due to the increase in DTI; Lender Credits	11/26/2025	Lender provided valid COC for decrease in Lender credits which as due to pricing change. The Lender also provided final settlement statement verifying the final figures and Lender credit reflected on the PCCD dated XXX. Condition cleared.; Lender provided valid COC for decrease in Lender credits which as due to pricing change. The Lender also provided final settlement statement verifying the final figures and Lender credit reflected on the PCCD dated XXX. Condition cleared.; Lender provided valid COC for decrease in Lender credits which as due to pricing change. The Lender also provided final settlement statement verifying the final figures and Lender credit reflected on the PCCD dated XXX. Condition cleared.; Audit reviewed Lender’s response and has determined the credit for increase in Closing Costs above legal limit is for the Lender Credit’s reflected on the final CD of $18,778.00 vs what should have been $21,418.00. Audit is unable to determine if the $2,640.00 was refunded to the Borrower. The final settlement statement is not in the loan file to verify correct fees. In addition, the COC form provided by Lender is dated post-closing. Settlement fees cannot decrease post-closing. Please provide final settlement statement verifying final fees and Lender credits to the Borrower. Condition retained.; TILA 130b Cure Required. Refund in the amount of $722.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $722.00 is due to decrease in Lender Credit from $22,140.00 on LE issued XXX to $18,778.00 on the final CD issued XXX without a valid COC. PCCD in file date 10/10/2025 included a cure of $2,640 which has been applied to the total tolerance violation leaving a remaining cure due of $722.00 or a COC.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
90	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — See page 607 of the Original submission bookmarks ; HVE	11/17/2025	XXX approves XXX — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree	11/13/2025

Lender agreed with audit values. Condition cleared.

; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 22709.7 vs Lender Total Loan Costs 22634.7. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The borrower signed as XXX, however the mortgage is vested as XXX, Trustee of the XXX dated XXXXXX. Therefore, the borrower should have also signed as a trustee for the trust.	Re-Executed SI; Recorded SI	01/13/2026	Lender provided the Deed of Trust reflecting Borrower signing as a Trustee of the Living Trust. Condition Cleared. ; The Deed of Trust is Present and Complete; Lender provided the Deed of Trust; however, it does not reflect Borrower signing as a Trustee of the Living Trust. Condition retained.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete The subject property is owned by XXX, Trustee of the XXX dated XXXXXX. However, the note was executed only by XXX, individually, and not as trustee for the XXX.	Note	12/02/2025	Lender provided Note reflecting Borrower signed as a Trustee. Condition cleared.; The Note is Present	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of $280 HOA dues (or other fee type) for REO property at XXX used in qualification by the lender. The Final 1003 / AUS indicates a $280 taxes/insurance/association dues fee of $280 that is unverified by documentation obtained for this REO property.	The $280 fee was added in error. Please see revised 1008, 1003 and AUS	11/21/2025	Lender provided updated 1003, 1008 and AUS removing the additional $280.00 on property XXX. Audit confirmed taxes and insurance on property match updated documentation. The schedule E supports property does not have HOA fees. Condition cleared.	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
64	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 51.89% exceeds AUS DTI of 48.65% Per the credit report, the liabilities are 1126.00 which is more than the AUS on page 17, 629.00.	Supporting docs	12/10/2025	Lender provided documentation verifying account paid off and paid down prior to closing supporting the debt obligations Lender used to calculate the DTI. Audit re-calculated DTI of 48.92% is within tolerance of the AUS approved DTI of 48.65%. Condition cleared.; Audited DTI of 48.92% is less than or equal to AUS DTI of 48.65% Lender provided documentation verifying account paid off and paid down prior to closing supporting the debt obligations Lender used to calculate the DTI. Audit re-calculated DTI of 48.92% is within tolerance of the AUS approved DTI of 48.65%. Condition cleared.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 734 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.62 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — CU score 2.2 — LCA 1	11/13/2025

Third party valuation product provided within tolerance.; XXX approves XXX Waterfall for Valuation — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a XXX overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.

																			12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 734 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.62 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 734 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.62 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM8804	Credit	Missing Loan program disclosure	The Designation of Homestead and Affidavit of NonHomestead document that is to be recorded with the county was completed incorrectly; the Affiant’s Homestead Property (legal description or street address) was incorrectly filled in with the subject property address of XXX (which is a second home), instead of the borrower’s primary residence at XXX.	Homestead Affidavit	12/18/2025	Lender provided corrected Affidavit of Occupancy. Condition cleared.; Material	12/22/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))

The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least 3 days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.

																Appraisal Delivery	11/19/2025	Cleared as we have received appraisal delivery. ; Evidence of appraisal delivery provided.; Material	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure

Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.

																Affiliated Business Disclosure -	11/19/2025	Required Affiliated Business Disclosure Documentation Provided; Cleared as we have received the missing document. ; Material	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE0387	Credit	Borrower 2 Photo Identification not provided	Borrower 2 Photo Identification not provided. Missing verification of B2 identity via photo identification or Patriot Act Information Form completed based on the photo identification provided by the borrower.	photo identification	11/19/2025	Cleared as we have received the missing document. ; Photo Identification provided.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE0386	Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided. Missing verification of B1 identity via photo identification or Patriot Act Information Form completed based on the photo identification provided by the borrower.	photo identification	11/19/2025	Cleared as we have received the missing document. ; Photo Identification provided.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report XXX guidelines require a Fraud Report (e.g. DataVerify or FraudGuard), with any potential findings satisfactorily cleared prior to closing.			Cleared as we have received the missing document. ; Fraud Report received with no red flags. Condition Cleared.; Third Party Fraud Report is provided	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM3075	Credit	Missing US Patriot Act Disclosure or ID	Missing US Patriot Act Disclosure or ID. Missing Patriot Act Disclosure and Photo Identification for B1 and B2.	ID	11/18/2025	Cleared as we have received the missing document. ; US Patriot Act Disclosure or ID provided.; Material	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Cleared as we have received the ULI. ; HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
187	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	11/19/2025	Resolved as we have received ULI from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as we have received ULI from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing mortgage statement for borrower’s second home at XXX to verify it includes escrows for taxes and insurance.	Statement	12/02/2025	Lender provided mortgage statement for property XXX verifying escrows include both taxes and insurance. Condition cleared.; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. Missing mortgage statement for borrower’s second home at XXX to verify it includes escrows for taxes and insurance.	12/04/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal Delivery	12/03/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.

12/04/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — CU score 2.4, LCA 2 per the UCDP’s already provided	11/17/2025	XXX approves usage of XXX Waterfall. ; Third party valuation product provided within tolerance.	11/18/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	11/17/2025

Condition cleared as we have received the ULI. ; Condition cleared as we have received the ULI. ; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Lender may clear finding by providing documentation to support their value.

; Condition cleared as we have received the ULI. ; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Lender may clear finding by providing documentation to support their value.

11/18/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

HMDA data received, additional discrepancy finding added.

; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

11/18/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
190	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report			Fraud Report received with no red flags. Condition Cleared.; Third Party Fraud Report is provided	11/11/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
67	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal delivery	12/08/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/09/2025

Borrower has stable job time — Borrower has 17.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 54.73% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 54.73% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
67	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2025	Resolved	finding- 3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Provide evidence the ICD dated XXX was received a minimum of 3 business days prior to consummation XXX.	XXX received XXX = 4 business days prior to consummation XXX received XXX = 3 business days prior to consummation	11/17/2025	Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.; Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.; Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.; Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.	11/18/2025

Borrower has stable job time — Borrower has 17.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 54.73% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 54.73% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
67	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Borrower has stable job time — Borrower has 17.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 54.73% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 54.73% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE8611	Credit	Income/ Employment General	The borrower’s base income reported on 2024 and 2023 paystubs reflect a base salary that supports income used, 2025 paystub found in the file indicates the borrower’s base income significantly decreased and the majority of income received changed to a variable amount. A letter from the employer or additional information was not found in the file addressing the borrower’s pay structure change.	We provided 2023 and 2024 paystubs. Advise what page on the Submission package the 2025 paystub can be located.	11/25/2025	Audit reviewed Lender’s response and has determined the gross income on the 2025 YTD pay stub and the WVOE supports the income calculated by the Lender. Condition cleared.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — See page 752 of the Original Submission Bookmarks	11/17/2025	XXX approved XXX — condition cleared; Third party valuation product provided within tolerance.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
96	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI XXX vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																ULI	11/14/2025	Lender provided verification of valid ULI of XXX. Condition cleared.; Material Finding	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Rescinded	FCRE1187	Credit	Audited LTV Exceeds AUS LTV	Audited LTV of 64.77% exceeds AUS CLTV of 64.76%	Invalid — FHLMC LP has the correct loan amount and appraised value and is coming back with 64.76%	11/25/2025	Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.; Audited LTV of 64.77% is less than or equal to AUS CLTV of 64.77% Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Rescinded	FCRE1189	Credit	Audited HCLTV Exceeds AUS HCLTV	Audited HCLTV of 64.77% exceeds AUS HCLTV of 64.76%	Invalid — FHLMC LP has the correct loan amount and appraised value and is coming back with 64.76%	11/25/2025	Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.; Audited HCLTV of 64.77% is less than or equal to AUS HCLTV of 64.77% Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Rescinded	FCRE1188	Credit	Audited CLTV Exceeds AUS CLTV	Audited CLTV of 64.77% exceeds AUS CLTV of 64.76%	Invalid — FHLMC LP has the correct loan amount and appraised value and is coming back with 64.76%	11/25/2025	Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.; Audited CLTV of 64.77% is less than or equal to AUS CLTV of 64.77% Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			XXX approved XXX — condition cleared; Third party valuation product provided within tolerance.	12/02/2025

Borrower has stable job time — Borrower has 25.63 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.77% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.77% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
78	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, no discrepancies noted, condition cleared. ; HMDA data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	11/14/2025

Borrower has stable job time — Borrower has 25.63 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.77% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.77% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
159	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $30.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required: Refund in the amount of $30. Cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC; The Tolerance violation in the amount of $30 is due to increase in Appraisal Fee from $735 to $765 on CD XXX with no corresponding COC.	cure	12/04/2025	Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.	12/10/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	C	B	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
159	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — LCA 2.5, CU score 1 per the UCDP’s already provided	11/17/2025	XXX approves usage of XXX Waterfall. ; Third party valuation product provided within tolerance.	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
159	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA provided. Condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	11/17/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
159	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s value for the following; NMLS — XXX ULI — XXX Total loan costs — $6125.7	11/14/2025

Lender agreed with audit values. Condition cleared.

; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. Audit Total Loan Costs 6125.7 vs Lender Total Loan Costs MISSING. Audit ULI XXX

VS. lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

11/17/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	B	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
174	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. Please see CU/LCA- meets guidelines	01/06/2026	Lender provided UCDP reflecting a CU score of 1.4; therefore, a CDA is not required. Condition cleared.; Third party valuation product provided within tolerance.	01/06/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 761 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.19% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 16.87 years on job.

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
174	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s total loan costs -$5209.15	11/18/2025	Cleared as lender agrees with audit. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 5209.15 vs Lender Total Loan Costs 4935.45. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/20/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 761 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.19% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 16.87 years on job.

																					C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
174	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/11/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 761 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.19% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 16.87 years on job.

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Paystubs are not in file.	Borrower was on XXX leave during the loan transaction	12/09/2025	Lender provided email correspondence from short term insurance company and statement for bi-monthly payment for Borrower 2 for XXX leave reflecting Borrower 2 return to work date. The loan file contains email correspondence from Borrower’s employer verifying Borrower is an active employee received 100% of her current rate of pay. Documentation provided and in file meets AUS and FNMA requirements. Condition cleared.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2) Lender provided email correspondence from short term insurance company and statement for bi-monthly payment for Borrower 2 for XXX leave reflecting Borrower 2 return to work date. The loan file contains email correspondence from Borrower’s employer verifying Borrower is an active employee received 100% of XXX current rate of pay. Documentation provided and in file meets AUS and FNMA requirements. Condition cleared.	12/11/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	11/25/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We create ULI for this client XXX. Please review	11/24/2025	Lender provided snippet of XXX verifying valid ULI of XXX. Condition cleared.; Material Finding; HMDA discrepancy noted: Audit ULI number missing. Lender may clear finding by providing documentation to support their value.	11/25/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			XXX approved XXX — condition cleared; Third party valuation product provided within tolerance.	11/18/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
192	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Privacy disclosure shows XXXXXX has affiliates. Provide the affiliated business disclosure dated within 3 business days of application XXX	AfBD	11/24/2025

Lender provided attestation of no affiliates. Condition cleared.

; Required Affiliated Business Disclosure Documentation Provided; Material Finding; Required Affiliated Business Disclosure Missing The Privacy disclosure shows XXXXXX has affiliates. Provide the affiliated business disclosure dated within 3 business days of application XXX

11/25/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
192	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/21/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
192	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	XXX we provided you an attachment to our system — We create the ULI’s — please clear and stop rejecting for no valid reason; ULI	11/20/2025	Lender provided valid ULI of XXX. Condition cleared.; Remains active as we have not received anything from lender. ; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).	11/21/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
192	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product provided Within Tolerance.			XXX approved XXX — condition cleared; Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product provided Within Tolerance.	11/18/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing documentation verifying the EMD $107,500.00 (Source and seasoning).	Previously provided	11/24/2025	Lender provided escrow letter from attorney for receipt of EMD and provided investment statement verifying transfer, with and source and seasoning of EMD. Condition cleared.; Asset Qualification Meets Guideline Requirements	11/25/2025	Borrower has stable job time — Borrower has 4.08 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Borrower has stable job time — Borrower has 4.08 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
63	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2025	Rescinded	finding- 3719	Compliance	TILA Post- Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $1,720,824.23. The disclosed finance charge of $1,720,664.50 is not considered accurate because it is understated by more than $100.			Invalid as fee was cured by lender.	12/18/2025		C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
63	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2025	Rescinded	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.			Rescinded as cure was made within 60 days of discovery.	12/18/2025		C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
63	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $120.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $100.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $100.00 is due to increase from $0.00 to $120.00 for the Appraisal Field Review Fee. A lender credit for cure in the amount of $20.00 was not sufficient to cure the entire violation leaving the amount of $100.00 to cure violation.	cure	12/16/2025	Condition cured post close as we have received evidence of lender cure. ; Condition cured post close as we have received evidence of lender cure.	12/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 24.94% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
63	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 24.94% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,952.67) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,547.62). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			Audit reviewed Lender’s response and has determined the loan amount increase and interest rate decrease does not require and additional 3 day waiting period on this loan. The APR decreased, a prepayment was not added and the loan product did not change on this loan; therefore, an additional 3 day waiting period is not required and the disclosure of the decrease in Lender credits due to the interest rate decrease is within tolerance. Condition cleared.; Lender provided a COC and re-disclosed CD dated 09/17/2025 reflecting rate re-lock at a lower rate which decreased the Lender credits. Audit re-ran compliance and has determined the Borrower did not receive the change at least 3 days prior to consummation. Condition retained.; 11/25/2025: Finding added due to initial CD provided. Please provide verification of rate lock date. The initial CD reflects Lender Credits of $5,547.62 and final CD reflects Lender Credits of $2,952.67. Please provide verification of rate lock date and valid COC for decrease in Lender credits from $5,547.62 on initial CD to $2,952.67 on final CD.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/06/2025	Resolved	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) The loan file is missing asset verification. Short the required 3 months reserves.	Asset Docs	11/20/2025	Lender provided Borrower’s Asset documentation. Condition cleared.; Audited Reserves of 8.37 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) Lender provided Borrower’s Asset documentation. Condition cleared.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing documentation to verify net rental income for XXX required by DU.	Schedule E; the finding for “Borrower 1 Credit Report is Partially Present” was cleared...can this be cleared as well?	12/15/2025	AUS is not incomplete; Additional documentation received; exception resolved.; Audit reviewed Lender’s response. Please provide schedule E or Lease agreement supporting rental income of $2,900.00 used for property XXX. Condition retained.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with Audit values, NMLA XXX, Loan Type Conventional, Loan Purpose Refinancing	11/24/2025	Lender agreed with audit values. Condition cleared.; Remains active as we have not received anything from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI). AND Audit Loan Type Conventional vs Lender Loan Type missing. AND Audit Loan Purpose Refinancing vs Lender Loan Purpose MISSING. AND Audit Mortgage Loan Originator NMLS ID – XXX vs Lender NMLS ID — MISSING. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	finding- 3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Missing the Initial Closing Disclosure issued and acknowledged by the borrower at least 3 days prior to the loan consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	Initial CD ; Initial disclosures; Econsent and Initial LE	11/24/2025	Lender provided initial CD. Condition cleared.; Lender provided initial CD. Condition cleared.; Lender provided initial CD. Condition cleared.; Lender provided initial CD. Condition cleared.; Lender provided initial disclosures that included the initial Loan Estimate (LE). Please provide the initial Closing Disclosure (CD) to properly complete compliance testing. Condition retained.; Lender provided initial LE; however, it is not for the subject transaction and Lender did not provide initial CD for subject transction. Condition retained.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing VOE from the Work Number or XXX received by DU on XXX for Borrower.	VOE’s; VOE	11/24/2025	Lender provided WVOE for both Borrower’s that was used by the AUS to validate both Borrowers employment and income. Condition cleared.; Income and Employment Meet Guidelines; Lender provided WVOE for Borrower 1 and Borrower 2; however, the Rep ID on the WVOE’s provided do not match the AUS in file. Please provide the WVOE from XXX for Borrower 2 and The Work Number for Borrower 1 that the DU used to validate the employment and income for each Borrower. Condition retained.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing documentation confirming Borrower’s investment property at XXX has no HOA.	Statement	11/20/2025	Lender provided HOA statement for XXX. Condition cleared.; Borrower 1 Credit Report is not partially present.	11/21/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing for the initial disclosures esigned XXX.	econsent; Econsent and Initial LE	11/20/2025

Lender provided verification of Borrower’s eConsent. Condition cleared.

; Evidence of eConsent is provided.; The eSigned consent disclosure is missing. The eSigned documents consent is missing.; Lender provided eConsent; however, it is not for the subject Borrower’s or the subject transaction. Condition retained.; Material Finding

11/21/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence the borrowers received the appraisal report at least 3 business days prior to the loan consummation.	Appraisal tracking	11/20/2025

Evidence of appraisal delivery provided. Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided. Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided. Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Material Finding

11/21/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
175	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; XXX approves XXX — condition cleared; Third party valuation product provided within tolerance.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
175	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Rescinded	FPRO1246	Property	Second Appraisal is Expired	Secondary Value Appraisal is Expired	Please see appraisal dated XXX	11/28/2025	Secondary Value Appraisal is Not Expired Or Secondary Valuation Does Not Exist Audit reviewed Lender’s response and has determined the updated appraisal is in file. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
175	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 4471.4 vs Lender Total Loan Costs 4221.4. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	We agree, Total Loan Costs is $4,471.4	11/24/2025	Lender agreed with audit — condition cleared; Lender agreed with audit — condition cleared; Material Finding; Lender agreed with audit — condition cleared; Material Finding	11/25/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
175	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/25/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
173	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 3438.40 vs Lender Total Loan Costs 3188.40. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	Agree with audit’s value — Total Loan Costs 3438.40	12/09/2025	Lender agreed with audit value. Condition cleared.; Material; Material	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
173	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
173	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Provided Within Tolerance.	This was also provided in the original submission ; Invalid CU score 2.4, LCA1	11/26/2025	Third party valuation product provided within tolerance. Lender provided Freddie Mac UCDP report reflecting LCA score of 1. The FNMA risk score is 2.4. Condition cleared.; Audit reviewed Lender’s response and has determined the UCDP report is in file reflecting score of 2.4; however, the Loan Collateral Advisor (LCA) was not found in file. Please provide the LCA reflecting score less than 2.5 to meet guideline requirements. Condition retained.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
173	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide Third Party Fraud Report			Fraud Report received with no red flags. Condition Cleared.	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Please provide evidence that the borrower received the appraisal 3 business days prior to consummation, XXX.	Evidence	12/10/2025	Lender provided appraisal acknowledgement. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE4104	Credit	Missing explanation and supporting documentation for large deposit(s)	A copy of the wire document for wire into XXX account ending in xXXX on 7/22/25 for $91,931.13 was not found in the file. Lender to provide copy of wire verifying source of funds.	Per FNMA B3-4.2-02, source of large deposits is not required on refinances.	11/28/2025	Audit reviewed Lender’s response and has determined the XXX account ending in XXX was not needed or used in qualification; therefore, additional documentation is not required. Condition cleared.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
182	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	A copy of the Modification Agreement lowering the monthly payment obligation the borrower receives for the sale of XXX business XXX — NPSC was not found in the file, Lender to provide.	Please see attached	11/28/2025	Lender provided LOE from Borrower, with Amortization Schedule and deposit statements verifying monthly deposits of $1,250.00 for sale of business XXXXXX. Condition cleared	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 50.09% exceeds Guideline DTI of 50% Loan approved with DTI of 49.71$ and subject property taxes of $598.99 a month, the Tax Record Information Sheet provided by the Title Company indicates $4,173.94 Semi-Annual with a total of $8,347.88 / 12 months equals $695.65. Difference in PITIA is $96.66, audited income is $31.40 less than Lender income.	The borrower has several sources of income. Which source of income came in $31.40 less than our income?	11/28/2025	Audited DTI of 49.77% is less than or equal to Guideline DTI of 50% Audit reviewed Lender’s response and has determined the title and property detail report supports monthly taxes of $598.99. Audit re-calculated DTI is 49.77%, which is within tolerance of the AUS approved DTI of 49.71%. Condition cleared.; Audited DTI of 49.77% is less than or equal to Guideline DTI of 50% Audit reviewed Lender’s response and has determined the title and property detail report supports monthly taxes of $598.99. Audit re-calculated DTI is 49.77%, which is within tolerance of the AUS approved DTI of 49.71%. Condition cleared.; Audited DTI of 49.77% is less than or equal to Guideline DTI of 50% Audit reviewed Lender’s response and has determined the title and property detail report supports monthly taxes of $598.99. Audit re-calculated DTI is 49.77%, which is within tolerance of the AUS approved DTI of 49.71%. Condition cleared.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
188	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	12/10/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of XXX. Condition cleared.; Material; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
188	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
188	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2025	Resolved	FCRE1294	Credit	Income 3 Months Income Verified is Missing	Income 3 Months Income Verified is Missing Award letter not in file.	Award Letters	11/28/2025	Lender provided SSA Award letters for both Borrowers. Condition cleared.; Income 3 Months Income Verified is Present Or Not Applicable	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
188	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2025	Resolved	FCRE1292	Credit	Income 1 Months Income Verified is Missing	Income 1 Months Income Verified is Missing Award letter not in file.	Award Letters	11/28/2025	Lender provided SSA Award letters for both Borrowers. Condition cleared.; Income 1 Months Income Verified is Present Or Not Applicable	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
177	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX	12/12/2025	ULI provided — condition cleared; ULI provided — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; ULI provided — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.58% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.58% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 25.22 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

																					D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
177	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.58% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.58% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 25.22 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
177	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Interest rate on the AUS in file does not match the Note or 1008 in file.	AUS	12/10/2025	AUS is not incomplete Lender provided updated AUS reflecting interest rate that matches the Note. Condition cleared.; AUS is not incomplete Lender provided updated AUS reflecting interest rate that matches the Note. Condition cleared.; AUS is not incomplete Lender provided updated AUS reflecting interest rate that matches the Note. Condition cleared.	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.58% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.58% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 25.22 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
60	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 814 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 28.73% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
178	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	11/19/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). There is no evidence of Appraisal delivery to the borrower at least 3 days prior to the consummation date of XXX.	Appraisal Acknowledgement	12/05/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 20.8 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
178	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create the ULI	12/02/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of XXX. Condition cleared.; Material Finding; HMDA discrepancy noted: Audit ULI missing. Lender may clear finding by providing documentation to support their value.	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 20.8 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
178	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 20.8 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
106	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 23.4 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74.72% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74.72% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	12/30/2025	Condition resolved as we have received lenders ULI. ; Condition resolved as we have received lenders ULI. ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Condition resolved as we have received lenders ULI. ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).	01/02/2026

Borrower has stable job time — Borrower has 2.8 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 20.16% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Condition resolved as we have received lenders ULI. ; HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/02/2026

Borrower has stable job time — Borrower has 2.8 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 20.16% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/19/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower chose to waive the right to receive the appraisal at least 3 days prior to consummation, but it does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal.	Appraisal Delivery to Borrower	12/11/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material	12/15/2025

Borrower has stable job time — Borrower has 2.8 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 20.16% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
156	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $1770000 is Less than Total Amount of Subject Lien $XXX Final Title Policy not found in the loan file, Lender to provide policy with a minimum coverage of $XXX.	Final Title	01/12/2026	Title Coverage Amount of $1788000 is equal to or greater than Total Amount of Subject Lien $XXX; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	01/13/2026

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI # XXX We agree with audit’s value — total loan costs are $55,918.01 NMLS # XXX	12/09/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of XXX and agreed with audit values for total loan costs and NMLS. Condition cleared.; Material Finding; HMDA discrepancy noted: Missing Lender ULI number. Also, audit total loan costs are $55,918.01 and lenders is missing. Additionally, lenders NMLS is missing. Lender may clear finding by providing documentation to support their value.	12/11/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/19/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	Affiliated Business; Affiliated Business	12/09/2025	Lender provided attestation of no affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	12/09/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	The following inquiries appear on the borrower’s Credit Report, a signed letter of explanation was not found in the file: -09/08/25 XXX MISC -09/07/25 XXX/XXX -09/07/25 XXX MISC	LOE	12/08/2025	lender provided attestation that Lender obtained validation from Transunion that no new debt was obtained verifying Lender did their due diligence in reference to the credit inquiries. Condition cleared.	12/09/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Rescinded	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Re run DU with approved loan amount per NOTE of $XXX. DU approval shows $XXX.	Previously provided	12/02/2025	AUS is not incomplete Audit reviewed Lender’s response and has determined the AUS number 16 reflecting Loan amount of $XXX is in the loan file. Condition rescinded.	12/04/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Rescinded	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at XXX. Additional conditional may apply.	Property is not a PUD or Condo, Schedule E does not indicate HOA	12/02/2025	Audit reviewed Lender’s response and has determined the schedule E supports property XXX does not have HOA fees. Condition rescinded.	12/04/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
62	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender didn’t provide income worksheet or address B1 “other income’ of $880.97/mo which is needed as ratios are at 49.84% with this income. Paystubs reflect multiple types of income some are not addressed as to what they are or if they will continue. Additional conditions may apply	ICW	12/02/2025	Income and Employment Meet Guidelines Lender provided income calculator. The income documentation supports income calculated by Lender. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator. The income documentation supports income calculated by Lender. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator. The income documentation supports income calculated by Lender. Condition cleared.	12/04/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.32 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.8% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.32 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.8% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
189	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/19/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least 3 days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	Tracking	12/16/2025	Resolved as we have received evidence of appraisal delivery. ; Evidence of appraisal delivery provided.; Material Finding	12/18/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.48% is less than Guideline LTV of 89.99% Calculated LTV of 68.48% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99% Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 6.46 years on job. Borrower has 6.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

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189	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	12/10/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of XXX. Condition cleared.; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Material Finding	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.48% is less than Guideline LTV of 89.99% Calculated LTV of 68.48% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99% Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 6.46 years on job. Borrower has 6.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

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189	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

HMDA discrepancy noted: Audit ULI XXX

vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.

12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.48% is less than Guideline LTV of 89.99% Calculated LTV of 68.48% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99% Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 6.46 years on job. Borrower has 6.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
105	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation Required, missing proof borrower received appraisal 3 days prior to closing	Appraisal delivery	12/03/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/04/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 30.3% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.87% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 3.66 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
105	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing CDA	Invalid — LCA 2, CU 2.3	12/02/2025	Lender provided FNMA UCDP reflecting risk score of 2.3 and provided Freddie Mac UCDP reflecting risk score of 2. Condition cleared.; Third party valuation product provided within tolerance.	12/03/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 30.3% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.87% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 3.66 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
105	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 30.3% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.87% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 3.66 years on job.

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107	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 28.25% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.46 years on job.

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94	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 16.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 78.97% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.49% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 78.97% is less than Guideline LTV of 89.99%

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84	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 10.07 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.32% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.85% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
110	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Evidence	12/30/2025	Resolved as we have received evidence of the appraisal delivery. ; Evidence of appraisal delivery provided.; Material	01/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.96% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.96% is less than Guideline LTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
110	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. missing proof of e-consent	Application date XXX Initial documents sent XXX Consent provided on XXX	12/12/2025	Evidence of eConsent is provided. The eSigned documents consent is missing.; Additional documentation received; exception resolved.; Material	01/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.96% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.96% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
110	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.96% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.96% is less than Guideline LTV of 89.99%

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193	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/20/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Please Provide the Affiliated Business disclosure that was provided to the consumer within 3 business days of application XXX that confirms the lender has affiliates.	Affiliated Business	12/10/2025	Lender provided attestation of no affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
193	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/20/2025	Resolved	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. Cure — Provide a signed copy of the Intent to proceed dated within 10 business day from Initial LE dated XXX.	Intent to Proceed	12/10/2025	Lender provided verification of Borrower’s Intent to Proceed. Condition cleared.; Proof of Intent to Proceed has been provided.; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
193	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/20/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Cure- provide Homeownership counseling organizations disclosure dated within 3 days of initial application XXX.	Homeownership Counseling Disclosure	12/10/2025	Lender provided acknowledgment of Homeownership Counseling disclosure. Condition cleared.; Homeownership Counseling Disclosure Is Present or Not Applicable; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
193	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI XXX vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																ULI	12/10/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of XXX. Condition cleared.; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
193	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 28.87% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.16 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
162	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $300.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $300.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $300.00 is due to increase from $2,200.00 to $2,500.00 for the Appraisal Fee.	cure	12/29/2025	Condition cured post close and will remain a non material B grade. Received lenders cure package for the appraisal increase fee tolerance.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. — Calculated DTI of 22.4% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 9.29 years on job.

																					C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
162	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, Loan Titan Inc. has affiliates. Please Provide the Affiliated Business disclosure that was provided to the consumer within 3 business days of application XXX that confirms the lender has affiliates.	Affiliated Business response	12/09/2025	Lender provided attestation of no affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. — Calculated DTI of 22.4% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 9.29 years on job.

																					C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing	VOE	12/02/2025	Lender provided Verification of Business dated within 10 business days of the Note date. Condition cleared.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	12/04/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.88% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 748 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.88% is less than Guideline LTV of 80%

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.88% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 748 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.88% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Rescinded	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $21803.03 are less than Guideline Required Reserves of $22449.6. Guidelines require 3 months reserves and we only have 2.91 months verified.

Per the attached Asset Worksheet, verified funds $243,110.47 minus funds required to close $279,099.44 = $34,011.03 reserves. Required reserves $29,552.34.

subject: XXX $7483.20 x 3 mos = $22,449.60

REO: XXX UPB $355,137 x 2% = $7102.74

Subject reserves $22449.60 + REO reserves $7102.74 = total required reserves $29,552.34

FNMA B3-4.1-01 2% of the aggregate UPB if the borrower has one to four financed properties

																	12/09/2025	Audit reviewed Lender’s response and has determined assets are sufficient for cash to close and reserves. Condition rescinded.; Audited Reserves of $34361.03 are equal to or greater than AUS Required Reserves of $22449.6.	12/11/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
85	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/02/2025	Borrower has stable job time — Borrower has 3.18 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/21/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 10-30-2025 is after the Disbursement Date of XXX. Per Hazard Policy	HOI	12/09/2025	Lender provided hazard insurance declarations reflecting effective date of XXX. Condition cleared.; Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declarations reflecting effective date of XXX. Condition cleared.	12/11/2025	Borrower has stable job time — Borrower has 4.91 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025	Borrower has stable job time — Borrower has 4.91 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	The application date is XXX. The initial LE in file is dated XXX. It appears the initial LE is missing from the file. Upon receipt, compliance testing will be completed. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application.	Initial LE — pages 18-20 SPL page 27 Homeownership Counseling Organizations pages 29-31	12/10/2025	Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. Cure- Provide a copy of the Initial LE dated with 3 days of the initial application XXX. This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,075.75) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
65	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. Cure- Provide a copy of the Initial LE dated with 3 days of the initial application XXX. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $24,557.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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65	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($17,380.03) does not exceed or equal the comparable sum of specific and non-specific lender credits ($20,608.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. Cure- Provide a copy of the Initial LE dated with 3 days of the initial application XXX.			Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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65	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	The application date is XXX, the Homeownership Counseling Organizations Disclosure is dated XXX, greater than 3 days from the application date. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. The HOC counseling disclosure in file is dated XXX and the application date is XXX. Please provide HOC counseling disclosure dated within 3 business days of application date.	Initial LE — pages 18-20 SPL page 27 Homeownership Counseling Organizations pages 29-31	12/10/2025	Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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65	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product Provided Within Tolerance.	CDA	12/05/2025	CDA dated XXX with value of $XXX was provided and is within 10% tolerance of appraisal value of $XXX. Condition cleared. ; Third party valuation product provided within tolerance.	12/09/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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88	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying DTI below max allowed. — Calculated DTI of 25.02% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

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88	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Verify solar agreement doesn’t require a monthly payment and meets all FHLMC requirements as agreement in file is unclear. (Note: Lien is appearing on title)	Please see attached. Power Purchase Agreements do not require payments included in DTI.	12/05/2025	Lender provided the Solar Power Purchase Agreement verifying no monthly payment required. Condition cleared.; Borrower 1 Credit Report is not partially present.	12/09/2025

Qualifying DTI below max allowed. — Calculated DTI of 25.02% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
88	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines

Income and Employment Do Not Meet Guidelines 1. Lender to provide WVOE from employer for B1 as it is unclear from paystubs a traditional salary and borrower on job less than 2 yrs. Lender worksheet showing how income was arrived at was not provided in file. Additional conditions may apply.

2. Lender to provide WVOE from employer for B2 as it is unclear from paystubs a traditional salary and borrower on job less than 2 yrs. Lender worksheet showing how income was arrived at was not provided in file. Additional conditions may apply.

																Please see attached WVOE (XXX) and Income Worksheet (both).	12/08/2025	Income and Employment Meet Guidelines Lender provided income calculator for both Borrower. Income documentation supports Lender’s income calculation for both Borrowers. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator for both Borrower. Income documentation supports Lender’s income calculation for both Borrowers. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator for both Borrower. Income documentation supports Lender’s income calculation for both Borrowers. Condition cleared.	12/09/2025

Qualifying DTI below max allowed. — Calculated DTI of 25.02% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

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75	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal letter	12/03/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/04/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.31% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.31% is less than Guideline CLTV of 89.99%

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75	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.31% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.31% is less than Guideline CLTV of 89.99%

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111	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 21.14% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.59 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

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79	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Rescinded	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — SSR’s provided — CU score 2.2 LCA 2.5 — Not required	12/02/2025	Audit reviewed Lender’s response and has determined the UCDP is in the loan file and reflects risk score of 2.2. Condition rescinded.; Third party valuation product provided within tolerance.	12/03/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 37.26% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 73.75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 73.75% is less than Guideline LTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
160	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	“Lender calculations: ULI XXX Total Loan Costs: $7540.70 — XXX CD NMLS XXX”	12/12/2025	Additional documentation received; exception resolved.; Material; HMDA discrepancy noted: Lender ULI is missing, ALSO, Lender Total Loan Costs missing. ALSO missing lenders NMLS. Lender may clear finding by providing documentation to support their value.	12/16/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
160	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
185	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	ULI is XXX	12/12/2025	ULI provided — Lender confirmed — condition cleared; ULI provided — Lender confirmed — condition cleared; ULI provided — Lender confirmed — condition cleared	12/15/2025

Borrower has stable job time — Borrower has 6.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.11% is less than Guideline DTI of 50%

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185	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025

Borrower has stable job time — Borrower has 6.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.11% is less than Guideline DTI of 50%

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185	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Document Required :Missing Proof of Appraisal Delivery at least 3 business days prior to the loan consummation.	Appraisal Delivery to Borrower	12/10/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Document Required :Missing Proof of Appraisal Delivery at least 3 business days prior to the loan consummation.

12/11/2025

Borrower has stable job time — Borrower has 6.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.11% is less than Guideline DTI of 50%

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92	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60.87% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 11.57% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 4.77 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
99	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.18% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender to provide satisfactory explanation and identify type of income, provide lender worksheet showing and “other income” requirements to show how they arrived at $12,468.40/mo as stated in the file. Please refer to FNMA guidelines Section B3-3.1-09 other sources of income dated 10/8/2025 RSU income if this is applicable. Paystubs do not document as RSU income but as XXX Stocks. Additional conditions may apply.	Income worksheet and RSU docs	12/05/2025	Lender provided 2023 and 2024 YTD pay stubs, stock statements and income calculator that included calculation of XXX Stock income. The income documentation supports the income calculated by Lender. Condition cleared.; Income and Employment Meet Guidelines	12/09/2025

Borrower has stable job time — Borrower has 7.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 38.76% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 32.12% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 38.76% is less than Guideline LTV of 89.99%

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86	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/02/2025

Borrower has stable job time — Borrower has 7.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 38.76% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 32.12% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 38.76% is less than Guideline LTV of 89.99%

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76	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.79% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 43.52% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 43.52% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 10.65 years on job.

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83	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.32% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 22.07 years on job.

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104	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — CU score 1.2, LCA 2.5	12/04/2025	Third party valuation product provided within tolerance. Lender provided FNMA UCDP reflecting risk score of 1.2 and Freddie UCDP reflecting risk score of 2.5; therefore, a CDA is not required. Condition cleared.; Third party valuation product provided within tolerance. Lender provided FNMA UCDP reflecting risk score of 1.2 and Freddie UCDP reflecting risk score of 2.5; therefore, a CDA is not required. Condition cleared.; Third party valuation product provided within tolerance. Lender provided FNMA UCDP reflecting risk score of 1.2 and Freddie UCDP reflecting risk score of 2.5; therefore, a CDA is not required. Condition cleared.	12/09/2025

Qualifying DTI below max allowed. — Calculated DTI of 33.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 740 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 10.69 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
104	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 33.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 740 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 10.69 years on job.

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 806 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 25.75 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $7.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $7.00; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $7.00 is due to increase from $99.00 to $106.00 for the Credit Fee on the initial CD.	COC	12/10/2025	Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.; Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.; Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.; Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 806 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 25.75 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
164	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Lender Calculations: ULI XXX Total Loan Costs: $4,663.70 NMLS: XXX	12/10/2025	Lender provided valid ULI of XXX and agreed with Total Loan Costs of $4,663.70 and NMLS of XXX. Condition cleared.; Material; HMDA discrepancy noted: Lender ULI is missing, ALSO, Lender Total Loans Costs missing. ALSO, missing lenders NMLS. Lender may clear finding by providing documentation to support their value.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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164	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
164	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application. Documentation Required- Loan estimate dated within within three business days of the application date of XXX.			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
164	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $793.70.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Documentation Required- Provide initial loan estimate dated within three business days of application date of XXX. Also provide Written List of Service Providers dated within three business days of application date. If loan estimated dated XXX is the earliest LE, cure required. TILA 130b Cure Required. Refund in the amount of $793.70; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $793.70 is due to the timing of initial LE in file dated XXX.	Initial LE, SPL, Counseling	12/10/2025	Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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164	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,950.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Documentation Required- Provide initial loan estimate dated within three business days of application date of XXX. Also provide Written List of Service Providers dated within three business days of application date. If loan estimated dated XXX is the earliest LE, cure required. TILA 130b Cure Required. Refund in the amount of $3,950; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The 10% tolerance violation in the amount of $3,950 is due to the timing of initial LE in file dated XXX. Also missing Written List of Service Providers dated within three business days of application date.			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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164	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation Required- Homeownership Counseling Organizations Disclosure dated within three business days of the application date of XXX.	Homeownership Counseling Organizations Disclosure, Loan Estimate, SPL	12/09/2025	Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Material Finding	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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82	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	CDA; Secondary value product attached	12/30/2025	Third party desk review received and within value, condition cleared.; Third party valuation product provided within tolerance.; Lender provided the appraisal; however, did not provide a CDA supporting the appraisal value within 10% tolerance. Condition retained.	01/02/2026

Borrower has stable job time — Borrower has 6.89 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.75% is less than Guideline CLTV of 88.99%

Qualifying DTI below max allowed. — Calculated DTI of % is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.75% is less than Guideline LTV of 88.99%

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82	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 6.89 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.75% is less than Guideline CLTV of 88.99%

Qualifying DTI below max allowed. — Calculated DTI of % is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.75% is less than Guideline LTV of 88.99%

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82	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test

This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($9,056.15) does not exceed or equal the comparable sum of specific and non-specific lender credits ($10,043.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required

A refund in the amount of $986.85 is required. The cure package must include a Post-Closing Change Disclosure (PCCD), Letter of Explanation (LOE), Copy of Refund Check, and Proof of Delivery or a Valid Change of Circumstance (COC). A lender credit tolerance violation in the amount of $986.85 was identified due to a decrease in Lender Credits from $10,043.00 (revised LE dated XXX) to $9,056.15 (final disclosure).

Amount Exceeding Allowable Tolerance: $986.85

																COC	12/10/2025	Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.; Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.; Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.; Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.	12/11/2025

Borrower has stable job time — Borrower has 6.89 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.75% is less than Guideline CLTV of 88.99%

Qualifying DTI below max allowed. — Calculated DTI of % is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.75% is less than Guideline LTV of 88.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
112	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided The most recent DU Findings included in the loan file Submission Number 11 does not include all pages. Lender to provide a complete copy of the final DU Findings.	AUS	11/28/2025	AUS is not incomplete Lender provided all pages to the AUS #11. Condition cleared.; AUS is not incomplete Lender provided all pages to the AUS #11. Condition cleared.; AUS is not incomplete Lender provided all pages to the AUS #11. Condition cleared.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 4.76 years on job.

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112	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 4.76 years on job.

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191	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 9.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 18.59% is less than Guideline DTI of 50%

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163	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI Missing. AND Audit Total Loan Costs 3049.95 vs Lender Total Loan Costs Missing. AND Audit Loan Originator NMLS XXX vs Lender Loan Originator NMLS Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	We agree with Audit Value’s ULI XXX, Total Loan Costs 3049.95 and Loan Originator NMLS XXX. Thank you	12/12/2025	Lender agreed with audit — condition cleared; Lender agreed with audit — condition cleared; Lender agreed with audit — condition cleared	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.77% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.77% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 18.82% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 3.31 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 742 is greater than Guideline minimum FICO of 700

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163	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.77% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.77% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 18.82% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 3.31 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 742 is greater than Guideline minimum FICO of 700

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81	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025	Borrower has stable job time — Borrower has 4.39 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
58	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying DTI below max allowed. — Calculated DTI of 26.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 46.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 46.17% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 22.81 years on job.

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73	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 6.48 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 34.73% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.79% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.79% is less than Guideline CLTV of 89.99%

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102	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.01 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
102	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements

Asset 5 Does Not Meet Guideline Requirements A copy of the gift check for $49,200 in the loan file, the check does not identify the donor. The following LP Findings condition was not met:

-Evidence of transfer of gift funds from the donor’s account to recipient’s account or from the donor’s account to the closing agent.

																Escrow receipt	12/05/2025

Lender provided Escrow Deposit Receipt from settlement agent verifying the gift funds of $49,200.00 from the gift donor was given directly to the settlement agent. Condition cleared.; Asset 5 Meets Guideline Requirements Or Not Applicable; Asset 5 Does Not Meet Guideline Requirements A copy of the gift check for $49,200 in the loan file, the check does not identify the donor. The following LP Findings condition was not met:

-Evidence of transfer of gift funds from the donor’s account to recipient’s account or from the donor’s account to the closing agent.

																			12/08/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.01 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
102	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1964	Credit	Missing income documentation	Freddie Mac requires the following for RSU income be included in the loan file and was not found: -Evidence the stock is publicly traded -Documentation of the 200-day simple moving average stock price	Please see attached	12/05/2025	Lender provided verification the RSU income comes from publicly traded stock. Condition cleared.	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.01 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
103	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Cured	finding-651	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,525,450.29. The disclosed finance charge of $1,519,802.24 is not considered accurate because it is understated by more than $100. TILA 130 required: A refund in the amount of $5648.05, cure package: PCCD with LOE, copy of refund and proof of delivery. The following fees included are: Admin $1095, Mtg Broker $9292.06, Tax Service $74, Flood Cert $5, Title Settlement $1986.30 and Prepaid Interest $5728.05.	Borrower was provided a refund of $5,728.05. LOE, PCCD, Refund check & delivery tracking label is provided; cure	12/29/2025	Condition cured post close and will remain a non material B grade. Received cure package form lender for finance charge. ; Condition cured post close and will remain a non material B grade. Received cure package form lender for finance charge. ; Lender provided LOE, PCCD copy of Disbursement check and financial statement reflecting cure provided as a principal reduction. The PCCD is not for the subject transaction. Please provide PCCD for the subject transaction. Condition retained.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 3.11 years on job.

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
103	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 3.11 years on job.

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
184	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX. please r3eview attached	12/12/2025	Lender provided documentation for ULI — condition cleared; Lender provided documentation for ULI — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided documentation for ULI — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/15/2025	Borrower has stable job time — Borrower has 16.98 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
184	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025	Borrower has stable job time — Borrower has 16.98 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
184	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	AFBD	12/10/2025	Lender provided Affiliated Business disclosure. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Material	12/11/2025	Borrower has stable job time — Borrower has 16.98 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
196	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX	12/12/2025	Lender provided ULI documentation — condition cleared; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI XXX. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/15/2025

Borrower has stable job time — Borrower has 14.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 743 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 13.83% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
196	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/15/2025

Borrower has stable job time — Borrower has 14.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 743 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 13.83% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
54	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Total Loan Costs: $22,652.20 — XXX PCCD	12/10/2025

Lender agreed with audit values. Condition cleared.; Material; HMDA discrepancy noted: Audit total loan costs $23071.70 vs Lender value $22652.20

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Please provide evidence Borrower received Appraisal within required 3 days prior to consummation	Appraisal Delivery to Borrowers; Mailed	12/10/2025	Lender provided LOE for appraisal valuation delivery verifying the date appraisal was provided to the Borrower. Condition cleared.; Evidence of appraisal delivery provided.; Lender provided blanket LOE for appraisal; however, it is not date and does not have delivery information. Please provide documentation to verify the date the Borrower received the appraisal. Condition retained.; Material Finding	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
165	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with Audit value of ULI is XXX, NMLS XXX, Total Loan Costs 7722.90	12/12/2025	Lender agrees with audit — condition cleared; Lender agrees with audit — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI Missing. Audit Total Loan Costs 7722.90 vs Lender Total Loan Costs Missing. AND Audit Loan Originator NMLS XXX vs Lender Loan Originator NMLS Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender agrees with audit — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI Missing. Audit Total Loan Costs 7722.90 vs Lender Total Loan Costs Missing. AND Audit Loan Originator NMLS XXX vs Lender Loan Originator NMLS Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/15/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 25.28 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.65% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
165	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	12/15/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 25.28 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.65% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
165	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing a complete copy of AUS.	AUS; AUS	12/10/2025	Lender provided AUS with all pages. Condition cleared.; AUS is not incomplete Lender provided AUS with all pages. Condition cleared.; AUS Partially Provided Missing a complete copy of AUS.	12/11/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 25.28 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.65% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
117	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $502.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $502.50; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $502.50 is due to increase from $0.00 to $502.50 for the Third Party Processing Fee without a valid COC. Although a COC was found on page 1094, the reason is not valid. Providing additional information and/or a valid reason for the change may cure the violation.	cures	01/12/2026	Lender provided the PCCD, LOE, Refund Check and evidence of delivery. Loan will be graded a B. ; Lender provided the PCCD, LOE, Refund Check and evidence of delivery. Loan will be graded a B.	01/13/2026	Borrower has stable job time — Borrower has 9.16 years on job. Qualifying DTI below max allowed. — Calculated DTI of 14.7% is less than Guideline DTI of 50%	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
117	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 9.16 years on job. Qualifying DTI below max allowed. — Calculated DTI of 14.7% is less than Guideline DTI of 50%	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
116	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 22.53% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 4.47 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
134	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	PCCD	01/08/2026

Lender provided the PCCD. Total loan costs $10.587.30. Condition cleared. ; Lender provided the PCCD. Total loan costs $10.587.30. Condition cleared. ; Material; HMDA discrepancy noted: Audit Total loan costs $10737.3 vs Lender $10587.3

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/12/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.86 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 11-20-2025 is after the Disbursement Date of XXX.	Full policy; Effective XXX	01/07/2026	Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declaration page showing an effective date of XXX. Condition cleared.; Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declaration page showing an effective date of XXX. Condition cleared.; Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declaration page showing an effective date of XXX. Condition cleared. ; Lender provided a snippet of an insurance policy; however, it is not the full page and does not reflect the subject property as the insured property. Please provide a full copy of the insurance policy reflecting the subject address as the insured with effective date of XXX. Condition retained.	01/08/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.86 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.86 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
100	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 8.32 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
101	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present. Missing title commitment to reflect all liens recorded that were used to purchase the subject property OR the AUS must be submitted as Refi Cash Out. The AUS in file reflects Limited cash out Refi. The final CD reflects a payoff to XXX in the amount of $1,007,970.30 and to XXX in the amount of $334,433. The title commitment in file reflects one lien dated 12/10/2024 in the amount of $991,500 with XXX.	The main issue is whether this is truly a rate/term refinance or if it’s a cash-out refinance. I went back to the underwriting team to help me understand because new construction transactions are a bit different than usual refinances. Please see attached.	01/16/2026	Upon further review, the transaction is considered a Rate/Term. The second lien (e.g., a HELOC or piggyback loan) was originally used to purchase the property. In that case, paying off both the first mortgage and the purchase money second is allowed under a Rate/Term (Limited Cash Out) Refinance. Condition cleared.; Title Document is fully Present.; Title Document is incomplete or only partially present. Missing title commitment to reflect all liens recorded that were used to purchase the subject property OR the AUS must be submitted as Refi Cash Out. The AUS in file reflects Limited cash out Refi. The final CD reflects a payoff to XXX in the amount of $1,007,970.30 and to XXX in the amount of $334,433. The title commitment in file reflects one lien dated 12/10/2024 in the amount of $991,500 with XXX.	01/20/2026	Borrower has stable job time — Borrower has 26.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
101	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete

Borrower 1 Credit Report is Partially Present. •Missing VOM for other lien paid off on final CD $334,433 XXX.

•Missing documentation for Taxes, Insurance and/or HOA dues for XXX to support $1021.58 monthly.

•Missing documentation for Taxes, Insurance and/or HOA dues for XXX to support $558.19 monthly.

																Regarding XXX, please see attached explanation; Please see attached for XXX and XXX. I’m still working on the XXX Mortgage.	12/29/2025

Condition resolved as we have received evidence of the mortgage paid off as construction loan. ; Borrower 1 Credit Report is not partially present.; Finding remains open as Missing VOM for other lien paid off on final CD $334,433 XXX. All other conditions for this finding have been satisfied. ; Borrower 1 Credit Report is Partially Present. •Missing VOM for other lien paid off on final CD $334,433 XXX.

•Missing documentation for Taxes, Insurance and/or HOA dues for XXX to support $1021.58 monthly.

•Missing documentation for Taxes, Insurance and/or HOA dues for XXX to support $558.19 monthly.

																			12/30/2025	Borrower has stable job time — Borrower has 26.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
101	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 26.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
115	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.87 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
210	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI XXX vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																NonDel — we create the ULI — XXX	12/31/2025	Resolved as we have received lenders ULI number. ; Resolved as we have received lenders ULI number. ; Material; Resolved as we have received lenders ULI number. ; Material	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
210	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/18/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
210	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $211.15.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The loan failed charges that cannot increase test. TILA 130b Cure Required. Refund in the amount of $211.15; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $211.15 is due to increase from $0.00 to $211.15 for the Collateral Desktop Analysis. The addition to the Collateral Desktop Analysis Fee on the Initial CD dated XXX was not accepted. The file did not contain any COC or explanation as to why the fee was added.	COC provided	12/30/2025	Condition resolved as we have received the missing COC for the CDA fee from lender. ; Condition resolved as we have received the missing COC for the CDA fee from lender.	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
210	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure

Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.

																AFB	12/31/2025	Condition cleared lender has not affiliates. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create the ULI	12/31/2025

Resolved as we have received lenders ULI number. ; Material; HMDA discrepancy noted: Audit ULI XXX vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

01/02/2026

Borrower has stable job time — Borrower has 22.84 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 41.06% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 41.06% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 35.02% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure

Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.

																AfbD	12/31/2025	Resolved as we have received lenders attestation for no affiliates. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/02/2026

Borrower has stable job time — Borrower has 22.84 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 41.06% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 41.06% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 35.02% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy noted. ; HMDA Data Tape Provided.	12/21/2025

Borrower has stable job time — Borrower has 22.84 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 41.06% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 41.06% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 35.02% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
123	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 10.56 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
167	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	Please provide HMDA discrepancies. Thank you	01/12/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.; HMDA data received, additional discrepancy noted.

; HMDA Data Tape Provided.

																			01/13/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 785 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 11.27 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
167	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing lenders ULI number, AND lenders Loan Originators NMLS ID. ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.	HMDA	01/09/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Material

																			01/12/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 785 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 11.27 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	HMDA Discrepancy	01/08/2026	Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared. ; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared. ; Material; HMDA discrepancy noted: Missing lenders ULI number AND missing lenders Loan Originators NMLS ID, ALSO missing lenders Total Loans costs. Lender may clear finding by providing documentation to support their value.	01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 28.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing all pages of the final Submission to the AUS #13.	AUS	12/31/2025	Condition resolved as we have received the complete AUS. ; AUS is not incomplete	01/02/2026

Qualifying DTI below max allowed. — Calculated DTI of 28.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy noted. ; HMDA Data Tape Provided.	12/21/2025

Qualifying DTI below max allowed. — Calculated DTI of 28.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
119	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:

Your exception is citing the audit value and lender value are the same amount of $10,399.53

With that said, the XXX CD signed at closing disclosed total loan costs of 10,399.53 however the total loan costs were updated on the XXX post CD at $10,299.53

01/09/2026

Audit agrees with lender findings. Condition cleared. ; Audit agrees with lender findings. Condition cleared. ; Material; HMDA discrepancy noted: Audit Total loan costs $10399.53 vs Lender value $10399.53

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/12/2026	Borrower has stable job time — Borrower has 4.14 years on job. Qualifying DTI below max allowed. — Calculated DTI of 30.97% is less than Guideline DTI of 50%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
119	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The borrower waived the 3 day timing per the Notice of Right to Receive Appraisal on page 3244, but there is no evidence they received a copy of the report at closing on XXX. Provide evidence when the report was delivered to confirm timing requirements were met.	Evidence	12/30/2025	Evidence of appraisal delivery provided.; Material	01/02/2026	Borrower has stable job time — Borrower has 4.14 years on job. Qualifying DTI below max allowed. — Calculated DTI of 30.97% is less than Guideline DTI of 50%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
119	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.	12/21/2025	Borrower has stable job time — Borrower has 4.14 years on job. Qualifying DTI below max allowed. — Calculated DTI of 30.97% is less than Guideline DTI of 50%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
161	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing lenders ULI number AMD missing lenders Loan Originators NMLS ID, ALSO missing lenders Total Loan Costs. Lender may clear finding by providing documentation to support their value.	HMDA	01/09/2026	Lender provided the ULI number, Loan Originators NMLS ID, and Total Loan Costs. Condition cleared. ; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loan Costs. Condition cleared. ; Material	01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 34.47% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.95 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.29% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.29% is less than Guideline CLTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
161	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy noted.; HMDA Data Tape Provided.	12/21/2025

Qualifying DTI below max allowed. — Calculated DTI of 34.47% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.95 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.29% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.29% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
113	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application. Documentation required to clear exception. The Initial Loan Estimate dated XXX (per compliance report in file) is missing from the loan file. The earliest LE in the loan file was issued on XXX. The violation can be cured by providing the initial LE within 3 days of application date of XXX Additional conditions may apply.			Lender provided the initial LE dated XXX. Condition cleared. ; Lender provided the initial LE dated XXX. Condition cleared.; Lender provided the initial LE dated XXX. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
113	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,646.99) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $2,646.99: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of XXX as the earliest available LE is dated XXX. Please provide the initial LE issued within 3 business days of the application date. Additional testing will be completed once the initial LE is provided.			Lender provided the initial LE dated XXX. Condition cleared. ; Lender provided the initial LE dated XXX. Condition cleared.; Lender provided the initial LE dated XXX. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
113	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $11,159.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $11,159.20: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of XXX as the earliest available LE is dated XXX. Please provide the initial LE issued within 3 business days of the application date. Additional testing will be completed once the initial LE is provided.	Initial Loan Disclosures	01/08/2026	Lender provided the initial LE dated XXX. Condition cleared. ; Lender provided the initial LE dated XXX. Condition cleared.; Lender provided the initial LE dated XXX. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
113	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception: Homeownership Counseling Disclosure provided to Borrower within 3 days of application date of XXX.	Initial loan disclosures	01/08/2026	Lender provided the initial LE dated XXX. Condition cleared. ; Lender provided the initial LE dated XXX. Condition cleared. ; Lender provided evidence of receipt of the Homeownership Counseling Disclosure within 3 days of the application date. Condition cleared. ; Lender provided evidence of receipt of the Homeownership Counseling Disclosure within 3 days of the application date. Condition cleared. ; Lender provided evidence of receipt of the Homeownership Counseling Disclosure within 3 days of the application date. Condition cleared. ; Material	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

																					C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
113	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($14,028.04) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,406.04). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $1,379; cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of XXX as the earliest available LE is dated XXX. Please provide the initial LE issued within 3 business days of the application date. Additional testing will be completed once the initial LE is provided.	coc	01/08/2026	Lender provided the initial LE dated XXX. Condition cleared. ; Lender provided the initial LE dated XXX. Condition cleared.; Lender provided the initial LE dated XXX. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
113	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. AVM confidence score of 87% is less than minimum required score of 90%.	Per the AUS Jumbo Product Profile attached, an HVE with FSD equal to or less tan 13% is acceptable.	01/09/2026	Upon further review, per the AUS Jumbo Product Profile attached, an HVE with FSD equal to or less tan 13% is acceptable. Condition cleared. ; Upon further review, per the AUS Jumbo Product Profile attached, an HVE with FSD equal to or less tan 13% is acceptable. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
113	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.; HMDA received — no level 3 discrepancies — condition cleared	12/30/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
120	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.94% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
108	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $54.80.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required. Refund in the amount of $54.80; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $54.80 is due to the increase of the credit report fee on the LE dated XXX without valid COC.	COC	01/08/2026	Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared. ; Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared. ; Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared. ; Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
108	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing 2024 W2 for prior job with XXX. DU approval requires YTD paystub and W2s from 2024.	W2	01/09/2026	Lender provided the 2024 W2 for prior position with XXX. Condition cleared. ; Lender provided the 2024 W2 for prior position with XXX. Condition cleared. ; Income and Employment Meet Guidelines	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

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108	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements	Asset 4 Does Not Meet Guideline Requirements Missing Final signed/certified copy of CD or HUD 1 for sale of property at XXX with seller proceeds of $486,849.50. Additional conditions may apply.	Final CD	01/09/2026	Lender provided the final signed copy of the CD for sale of property at XXX with seller proceeds of $486,849.50. Condition cleared. ; Lender provided the final signed copy of the CD for sale of property at XXX with seller proceeds of $486,849.50. Condition cleared. ; Asset 4 Meets Guideline Requirements Or Not Applicable	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

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108	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMD data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	12/30/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

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89	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Provide HO-6 Master Insurance Policy	That is incorrect. A Master policy is NOT required in this scenario. Per the Appraisal, this is a Individual DETACHED Condo with 4 units ONLY. Sufficient Homeowners insurance covers the property. There is no Master policy; This is a 4 unit condo. Per the condo questionnaire reach owner is responsible for their own insurance.	01/15/2026	Upon further review, per the Appraisal, this is a Individual detached Condo with 4 units only. There is no master policy. Condition cleared.; HO-6 Master Insurance Policy is fully present; Audit reviewed the lender’s response. Please provide the Master insurance policy for the condominium. Condition retained.	01/16/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 738 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 3.17 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 74.54% is less than Guideline LTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
89	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 738 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 3.17 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 74.54% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure and proof sent to the borrower within 3 business days of application	Affiliated Business Disclosure	01/13/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Material	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Rescinded	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing proof of 1st rent check,$5,000 deposit for rental on former primary residence at XXX. Also provide processor’s cert that lease agreement is only one page. (Unusual for a rental agreement.) Additional conditions may apply.

1. Per FNMA B3-3.1-08 > Lease Agreements, Form 1007 or Form 1025: When using a lease agreement, it must be supported by a 1007 OR evidence the terms have gone into effect. The file contains a 1007 so verification of the security deposit is not required.

2. The lease agreement is labeled as page 1 of 1. I’m not sure what value a processor’s cert would provide.

																	01/08/2026	Audit reviewed Lender’s response and has determined the 1007 supporting the rental income calculated by Lender is in the loan file. Condition rescinded.; Income and Employment Meet Guidelines	01/09/2026		D	A	A	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non- subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at XXX. Additional conditions apply.	HOA	01/08/2026	Lender provided verification of HOA fees for XXX. Condition cleared.	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Your finding is incomplete — what values from what document are you referring to?	01/09/2026

Lender provided valid ULI of XXX. Condition cleared.; Lender provided valid ULI of XXX. Condition cleared.; Material; HMDA discrepancy noted: Audit value (column D) vs Lender value (column C), Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

; Lender provided valid ULI of XXX. Condition cleared.; Material; HMDA discrepancy noted: Audit value (column D) vs Lender value (column C), Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
214	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE9184	Credit	ULI Number on URLA does not match ULI Number provided by the Lender	The ULI Number on URLA ([ULI]) was not provided on the final 1003.	ULI	01/08/2026	Lender provided valid ULI of XXX. Condition cleared.; Material	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing required CDA report.	Please see HVE attached. Per AUS Jumbo Guidelines, an HVE is an acceptable secondary value product.	01/08/2026	Lender provided HVE supporting appraisal value with FSD score of 3%. Condition cleared.; Third party valuation product provided within tolerance.	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
149	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 42.33% exceeds AUS DTI of 39% The DTI calculated does not match the AUS, 47.77 or the 1008, 57.227 in file. Liabilities on the credit report do match the final 1003 and the rental loss matches the 1003 and tax returns.

You have indicated that the Other Liabilities are $2254. It appears you are including XXX C redit #XXX in the amount of $697. However, per the credit report there are fewer than 10 payments remaining. It is not a lease, therefore the payment should not be included. ; Liabilities $10,296.24 / income $25,970 = 39.647%. The difference is 2.683%. If you want the LPA to be rerun, please tell me specifically what numbers you’d like to see so I can give direction to our underwriter. Thanks!; LPA submission #8 DTI 39.647, audited DTI 42.33%

2.683% difference within tolerance.

																	01/26/2026	Upon further review, XXX Credit #XXX in the amount of $697, per the credit report, there are fewer than 10 payments remaining. Condition cleared. ; Audited DTI of 39.65% is less than or equal to AUS DTI of 39.65%; Audit calculations are as follows: Primary: $7,047.98, Other Liabilities: $2,254.00, Net Rental Loss REO Total: $1,691.26. Total Liabilities: $10,993.24. Borrower Income: $25,970.00. DTI: 42.3305%. DTI per LP 39% which exceeds by more than 3%. Please provide a revised AUS. Condition retained. ; Audited DTI of 42.33% exceeds AUS DTI of 39% by 3.33%. Please provide a revised AUS. Condition retained.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.23% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.23% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 26.94 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
149	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.23% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.23% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 26.94 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
136	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing documentation for Taxes, insurance and or HOA for XXX to support $115.04	Please see attached	01/09/2026	Lender provided evidence of taxes in the amount of $115.04. No lien/ insurance on the property. Condition cleared.; Borrower 1 Credit Report is not partially present.; Lender provided evidence of taxes in the amount of $115.04. No lien/ insurance on the property. Condition cleared.	01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 33.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 10.94 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
136	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying DTI below max allowed. — Calculated DTI of 33.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 10.94 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
143	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 4.77 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.7% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
130	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	LA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($700000) is insufficient, not meeting the required coverage amount of ($XXX).	REC, HOI	01/09/2026

Lender provided the replacement cost estimator showing sufficient coverage. Condition cleared.

; Lender provided the replacement cost estimator showing sufficient coverage. Condition cleared.

; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount

01/12/2026

Borrower has stable job time — Borrower has 13.14 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
130	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	LA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 13.14 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
148	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required: Provide evidence borrower received a copy of the appraisal.	Appraisal Delivery	01/08/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material	01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 813 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 35.33% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.27 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
148	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $925000 is Less than Total Amount of Subject Lien $XXX Provide Title Coverage Amount of Subject Lien $XXX	Title Policy	01/09/2026	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX Condition cleared. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX Condition cleared. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material	01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 813 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 35.33% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.27 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
148	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 813 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 35.33% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.27 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
170	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Acknowledged	FCOM1323	Compliance	Temporary Buydown Agreement is Partially Provided	File contains a temporary buydown agreement. Pending investor approval. Additional conditions may apply			Investor acknowledges exception.	02/04/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	C	B	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Additional conditions may apply.	CA please review this condition, it meets guideline requirements ; SSR’s; Invalid — LCA 2.5 CU 2.1 per the UCDP’s already provided	02/03/2026

Upon further review, a secondary valuation is not required if CU/LCA is less than 2.5. Lender provided the UCDP with a CU/LCA of 2.1. Condition cleared.

; Third party valuation product provided within tolerance.; Audit reviewed Lender’s response and has determined the UCDP was not provided and not found in file to verify the risk score to determine if a Third Party Valuation is required. Condition retained.

02/04/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	C	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Most recent AUS in file is missing the last 2 pages. Please provide the complete AUS to confirm sufficient reserves. Additional conditions may apply.	AUS	01/08/2026	Lender provided all pages to AUS results. Condition cleared.; AUS is not incomplete Lender provided all pages to AUS results. Condition cleared.	02/04/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	D	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	HMDA	01/08/2026	Lender provided valid ULI of XXX, NMLS of XXX and Total Loan Costs of $6,235.95. Condition cleared.; Lender provided valid ULI of XXX, NMLS of XXX and Total Loan Costs of $6,235.95. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders ULI number, ALSO missing lenders NMLS ID., ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.; Lender provided valid ULI of XXX, NMLS of XXX and Total Loan Costs of $6,235.95. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders ULI number, ALSO missing lenders NMLS ID., ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	B	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	C	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. The W2’s in file for 2023 and 2024 are blank. Please provide the 2 years W2’s. Additional conditions may apply.	W2’s	01/08/2026	Lender provided 2023 and 2024 W2’s. Condition cleared.; Borrower 1 W2/1099 Provided	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	D	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
170	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien

Title Coverage Amount of $161209.74 is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $161,209.74 is less than the total amount of the subject lien of $XXX.

Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.

																Title Policy	01/08/2026	Lender provided title with coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	B	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
169	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ALL of this documentation was already provided to you — if the tape is blank, then use the source documents — Total Loan Cost 9574.70 — per the FInal CD already provided — NMLS — XXX — ULI on final 1003 — XXX	01/09/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Material; HMDA discrepancy noted: Missing lenders ULI number, ALSO missing lenders NMLS ID, ALSO missing lenders Total Loan Costs. Lender may clear finding by providing documentation to support their value.

01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.71% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.71% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 9.42 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 31.51% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 750 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
169	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.71% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.71% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 9.42 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 31.51% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 750 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree — 8060.49	01/09/2026

Lender agrees with audit findings. Condition cleared.

; Lender agrees with audit findings. Condition cleared.

; Material; HMDA discrepancy noted: Audit value Total loan costs $8060.49 vs Lender value $5111.49, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 37.34% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 20.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA Data Tape Provided.	12/30/2025

Qualifying DTI below max allowed. — Calculated DTI of 37.34% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 20.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
224	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	That is incorrect. A secondary valuation is not required if CU/LCA is less than 2.5; Invalid — CU score 1	01/14/2026	Upon further review, a secondary valuation is not required if CU/LCA is less than 2.5. Lender provided the UCDP with a CU/LCA of 1. Condition cleared. ; Third party valuation product provided within tolerance.; Audit reviewed the lender’s response. According to the XXX Correspondent AUS Jumbo Product Profile: 08.18.25 All single appraisal transactions (purchase and refinance) must have a secondary valuation assessment completed prior to the note date. Condition retained.	01/20/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
224	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 does not show any assets under section 2b, however, asset documentation is in the file. Please provide a revised AUS. Additional conditions may apply.	You findings is contradicting — Do you need a new AUS or 1003. Either one should not be a requirement — Borrowers funds to close is 463.50 a new AUS is not required nor is a 1003	01/09/2026	Audit reviewed the lender’s response. No assets are listed on the 1003, however sufficient asset documentation are in the file. Condition cleared.	01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
224	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create ULI	01/09/2026

Lender provided documentation to support their value. XXX. Condition cleared. ; Lender provided documentation to support their value. XXX. Condition cleared. ; Material; HMDA discrepancy noted: Audit ULI XXX vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
224	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided

Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.

																		HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
126	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.14% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 30.39% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 11.27 years on job.

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55	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing CDA	Incorrect — we go through this with every JUMBO trade — We do not require a third party valuation if the CU score is less than 2.5 and we do not require a CDA when we do require a third party valuation; Invalid — CU score 1	01/14/2026	Upon further review, a third party valuation is not required if the CU score is less than 2.5. Condition cleared. ; Upon further review, a third party valuation is not required if the CU score is less than 2.5. Condition cleared. ; Transaction is the purchase of a primary residence. Please provide the CDA. Additional conditions may apply. Condition retained.	01/21/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $14.85.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $14.85; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $14.85 is due to increase from $1,430.00 to $1,444.85 for the transfer taxes on LE XXX without a COC.	COC	01/09/2026	Lender provided a valid COC for the increase in transfer taxes. Condition cleared. ; Lender provided a valid COC for the increase in transfer taxes. Condition cleared. ; Resolved	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
55	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. The final revised loan estimate and Initial Closing disclosure were both issued XXX which is not allowed. Further clarification is needed.			Resolved	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 4001	Compliance	TRID Disclosure Delivery Date Validation Test	This loan failed the TRID disclosure delivery date validation test.The loan contains one of the following conditions:A revised loan estimate delivery date is before the initial loan estimate.A revised closing disclosure is before the revised closing disclosure.A closing disclosure delivery date is on or before a loan estimate delivery date.A post-consummation revised closing disclosure delivery date is on or before a closing disclosure delivery date or loan estimate delivery date. The final revised loan estimate and Initial Closing disclosure were both issued XXX which is not allowed. Further clarification is needed.			Resolved	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree — 5115.50	01/09/2026	Lender agrees with audit findings. Condition cleared. ; Material; HMDA discrepancy noted: Audit Total loan costs $5115.50 vs Lender value $4231.50, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/30/2025	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
171	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	If the HMDA data is missing from the tape, then use the source documents — all of this information was already provided in the file submission — FINAL CD = Total Loan Cost — 72,279.70; NMLS — XXX; Final 1003 ULI = XXX	01/09/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Material; HMDA discrepancy noted: Missing lenders ULI number, AND missing lenders NMLS ID., ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.

01/12/2026

Borrower has stable job time — Borrower has 3.58 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 49.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 49.15% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

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171	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 3.58 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 49.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 49.15% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
133	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete

Borrower 1 Credit Report is Partially Present. •Missing VOM / Mtg statement for XXX to support $581.01 monthly.

•Missing documentation of taxes, insurance and or HOA for XXX to support $845.86 monthly.

																Please see payment history for XXX; Re XXX: Please see taxes and insurance attached. I am still working on the VOM.	01/14/2026	Lender provided the payment history for XXX. Condition cleared. ; Lender provided the payment history for XXX. Condition cleared. ; Lender provided the verification of taxes, insurance and or HOA for XXX to support $845.86 monthly. Please provide the VOM or mortgage statement. Condition retained.	01/15/2026

Borrower has stable job time — Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.2% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 27.31% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
133	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	AVM previously provided — previous instructions sent to allow for the XXX waterfall — AVM’s are acceptable	01/09/2026	Lender provided the HVE with a value of $XXXXXX and an FSD score of 12%. Condition cleared. ; Lender provided the HVE with a value of $XXXXXX and an FSD score of 12%. Condition cleared.	01/12/2026

Borrower has stable job time — Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.2% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 27.31% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
133	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.2% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 27.31% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
249	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX	01/14/2026	Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.	01/15/2026	Qualifying DTI below max allowed. — Calculated DTI of 21.81% is less than Guideline DTI of 45% Borrower has stable job time — Borrower has 9.47 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
249	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided does not confirm when the borrower received the appraisal. Provide evidence that a copy of the appraisal was sent to the consumer on or before consummation date of XXX.	Appraisal Delivery	01/12/2026	Lender provided evidence the appraisal was sent to the consumer on or before consummation date of XXX. Condition cleared. ; Lender provided evidence the appraisal was sent to the consumer on or before consummation date of XXX. Condition cleared. ; Material	01/13/2026	Qualifying DTI below max allowed. — Calculated DTI of 21.81% is less than Guideline DTI of 45% Borrower has stable job time — Borrower has 9.47 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
249	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026	Qualifying DTI below max allowed. — Calculated DTI of 21.81% is less than Guideline DTI of 45% Borrower has stable job time — Borrower has 9.47 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
230	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Loan purpose No Cash-Out Refi, ULI is XXX	01/14/2026	Lender provided the loan purpose No Cash-Out Refi, and ULI. Condition cleared. ; HMDA discrepancy noted: Missing lenders HMDA Loan Purpose, ALSO missing lenders ULI number. Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Material	01/15/2026	Borrower has stable job time — Borrower has 3.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026	Borrower has stable job time — Borrower has 3.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Provide Affiliated Business Disclosure dated within 3 days of application date XXX or provide confirmation the lender has no affiliates.	No Affiliates	01/09/2026	Lender provided a signed attestation of no Affiliates. Condition cleared.; Lender provided a signed attestation of no Affiliates. Condition cleared.; Material	01/12/2026	Borrower has stable job time — Borrower has 3.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
194	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure and proof sent to the borrower within 3 business days of application XXX.	Affiliated Business Disclosure	01/12/2026

Required Affiliated Business Disclosure Documentation Provided; ; Lender provided a signed attestation of no Affiliates. Condition cleared.

; Required Affiliated Business Disclosure Missing; Lender provided a signed attestation of no Affiliates. Condition cleared.

; Lender provided a signed attestation of no Affiliates. Condition cleared.

; Material

01/28/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.85% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
194	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# XXX, Loan Purpose Purchase, lenders ULI number XXX	01/14/2026	; Received ULI.; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, AND missing lenders Loan Purpose, AND missing lenders ULI number. Lender may clear finding by providing documentation to support their value.; Material	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.85% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
194	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.85% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
219	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.; HMDA review complete.	01/15/2026

Borrower has stable job time — Borrower has 32.67 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 25.96% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
216	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	RI	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.; HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 26.06% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 7.13 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
243	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.;	01/15/2026

Borrower has stable job time — Borrower has 13.48 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.81% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.81% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
221	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID is XXX. Please review the uploaded 1003	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

01/16/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 5.09 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
221	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/16/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 5.09 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
221	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Provide Affiliated Business Disclosure dated within 3 days of application date XXX or provide confirmation the lender has no affiliates.	ABD	01/09/2026

Lender provided an attestation on company letterhead of no Affiliates. Condition cleared.

; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared.

; Material; Required Affiliated Business Disclosure Missing Documentation required to clear exception: Provide Affiliated Business Disclosure dated within 3 days of application date XXX or provide confirmation the lender has no affiliates.

01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 5.09 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
218	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Lender provided the NMLSR ID. Condition cleared. ; HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
218	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID is XXX. Please review uploaded 1003	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
227	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID is XXX. Please review the uploaded 1003	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

01/15/2026

Borrower has stable job time — Borrower has 7.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.52% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
227	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	Affiliated Business Disclosure	01/12/2026	Lender provided the affiliated business disclosure. Condition cleared. ; Lender provided the affiliated business disclosure. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material; Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	01/13/2026

Borrower has stable job time — Borrower has 7.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.52% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
227	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/27/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Borrower has stable job time — Borrower has 7.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.52% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
245	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# XXX	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026	Borrower has stable job time — Borrower has 3.88 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
245	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026	Borrower has stable job time — Borrower has 3.88 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
245	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	ABD	01/09/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Material	01/12/2026	Borrower has stable job time — Borrower has 3.88 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
240	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Cured	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	na This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.				02/03/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
240	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $50.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $50.00 is due to increase from $550 to $600 for the appraisal fee from LE XXX to LE XXX. The COC dated XXX was not accepted because it did not provide a valid reason for the increase.	cure; Copy of refund, LOE and Post CD; COC	01/26/2026	Lender provided the PCCD, LOE, cure in the amount of 50.00, and evidence of delivery. Loan will be graded a B. ; Lender provided the PCCD, LOE, cure in the amount of 50.00, and evidence of delivery. Loan will be graded a B. ; Escalated to our compliance team for review.	01/27/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
240	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	LO NMLS: XXX	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	B	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
240	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
248	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $100.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $100.00 is due to the addition of a Concurrent Loan Fee paid to the lender affiliate on the revised LE dated XXX. COC in file dated XXX does not address the addition of the fee and is considered invalid. Please provide a valid COC or cure package.	COC	01/13/2026	Condition resolved as we have received the valid COC from lender for concurrent loan closing fee.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.05 years on job.

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
248	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# XXX , reflected on the 1003	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.05 years on job.

																					C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
248	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.05 years on job.

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
234	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# XXX, on 1003	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.13% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
234	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.13% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
250	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing documentation to support PITIA in the amount of $1582 for XXX.	Required docs provided	01/13/2026	Lender provided documentation to support PITIA in the amount of $1582 for XXX. Condition cleared. ; Lender provided documentation to support PITIA in the amount of $1582 for XXX. Condition cleared. ; Borrower 1 Credit Report is Partially Present. Missing documentation to support PITIA in the amount of $1582 for XXX.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 15.09% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
250	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	r NMLSR ID# XXX, reflected on 1003	01/14/2026	Lender provided the lenders NMLSR ID. Condition cleared. ; Lender provided the lenders NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 15.09% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
250	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 15.09% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
251	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# XXX, provided on 1003	01/14/2026	Lender provided the NMLSR ID# XXX. Condition cleared.; Lender provided the NMLSR ID# XXX. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 16.38% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 21.67 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
251	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	AfbD	01/13/2026	Required Affiliated Business Disclosure Documentation Provided. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided. Condition cleared. ; Material; Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 16.38% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 21.67 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
251	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 16.38% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 21.67 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
207	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.	ULI is XXX	01/16/2026	Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material	01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 47.62% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 47.62% is less than Guideline CLTV of 75%

Borrower has stable job time — Borrower has 3.64 years on job.

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
207	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 47.62% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 47.62% is less than Guideline CLTV of 75%

Borrower has stable job time — Borrower has 3.64 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
208	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 21.4% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 50.51% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 50.51% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 2.97 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
208	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCOM2002	Compliance	Disclosed Escrow is Not Accurate on Final CD and/or PCCD	Disclosed Escrow is Not Accurate on Final CD and/or PCCD Please complete the Escrow Property Costs over 1 year on the final CD as well as the PCCD. Currently the figure on page 4 of 5 on the CD’s is blank.	PCCD	01/14/2026	Condition cleared as we have received the updated CD with escrow costs listed. ; Disclosed Escrow is Accurate on Final CD and PCCD; Material Finding	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 21.4% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 50.51% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 50.51% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 2.97 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid request — HVE was uploaded and is on pages 835-836 of the Original Loan Bookmarks; Invalid request — AVM provided and is acceptable — CDA is not required	01/21/2026	HVE is acceptable, as its a XXX product. Condition cleared.; Pending response from the rating agencies regarding HVE. Condition retained. ; ; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	02/03/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Incomplete copy of DU approval. Latest is # 17 XXX 6:24pm. Multiple pages are missing. Subject to complete review of entire copy of approval and all conditions and ratios.	Complete AUS	01/09/2026	Lender provided a complete copy of the AUS. Condition cleared. ; Lender provided a complete copy of the AUS. Condition cleared. ; AUS is not incomplete	01/22/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	D	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX. Please review the uploaded Final 1003	01/20/2026

Lender agrees with audit findings. Condition cleared. ; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	B	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
150	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	finding- 3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. There is no evidence of receipt for LE XXX therefore it is considered mail rule. Provide evidence when the LE was received to determine if timing requirements were met.	LE delivery	01/12/2026	Lender provided evidence of receipt of the LE dated XXX. Condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Provide third party Verification of XXX as required.	Invalid request — VOE’s are not required for employment with negative income	01/09/2026	Upon further review, VOE’s are not required for businesses showing a loss. Condition Cleared. ; Upon further review, VOE’s are not required for businesses showing a loss. Condition Cleared.	01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	D	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.18% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 29.42 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation.	Appraisal Delivery	01/14/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material Finding	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.18% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 29.42 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
180	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/23/2026	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report			Document Uploaded. ; Third Party Fraud Report is provided	01/30/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
180	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence of Appraisal Delivery to Borrower at least 3 business days prior to loan consummation.	Appraisal receipt; COC	01/15/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material Finding	01/16/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
180	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	KY	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing AVM	2nd Appraisal completed as a third party valuation	01/15/2026	Upon further review, the 2nd Appraisal completed as a third party valuation. Condition cleared.	01/28/2026

Borrower has stable job time — Borrower has 11.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.89% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	KY	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 11.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.89% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
220	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 21.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 32.66% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
206	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX; NMLSR ID# XXX, provided on 1003	01/16/2026

Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value. The NMLS ID has been resolved.

; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value. The NMLS ID has been resolved.

; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

01/20/2026

Borrower has stable job time — Borrower has 13.51 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 23.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
206	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Lender provided the ULI. Condition cleared. ; HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/20/2026

Borrower has stable job time — Borrower has 13.51 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 23.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
147	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
147	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE6101	Credit	Audited AUS Interested Party Contribution Exceeds Guideline Program Maximum	Audited AUS Interested Party Contribution of 0.16% exceeds maximum AUS interested party contribution standards of 0%.	Finding is invalid/incorrect. IPC’s are allowed on JUMBO loans	01/13/2026	Upon further review. Interested party contributions are 6%. Condition cleared. ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum	01/15/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
147	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Rescinded	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of 0.16% exceeds interested party contribution guideline maximum of 0%.	Finding is invalid/incorrect. IPC’s are allowed on JUMBO loans	01/13/2026	Upon further review. Interested party contributions are 6%. Condition cleared. ; Audited Interested Party Contribution of 0.16% exceeds interested party contribution guideline maximum of 0%.	01/15/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
146	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying DTI below max allowed. — Calculated DTI of 31.55% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 12.79 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
138	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
114	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product Provided Within Tolerance.	HVE	01/15/2026	Third party valuation product provided within tolerance. Condition cleared. ; Third party valuation product provided within tolerance.	01/21/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE1364	Credit	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing Provide Borrower 2 Executed 4506-T			Borrower 1 Executed 4506-T Provided. Condition cleared. ; Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2)	01/15/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE1334	Credit	Borrower 1 Executed 4506-T Missing	Borrower 1 Executed 4506-T Missing Provide Borrower 1 Executed 4506-T	4506	01/13/2026	Borrower 1 Executed 4506-T Provided. Condition cleared. ; Borrower 1 Executed 4506-T Provided. Condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
203	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Please provide evidence Borrower received Appraisal within required 3 days prior to consummation	Evidence of Appraisal Delivery	01/28/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material Finding	01/29/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
203	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	01/22/2026

Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).

01/26/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
203	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/26/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
203	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing all documentation and Lender income calculation to support $27,785 RSU income. Missing two year vesting schedule from XXX with number of shares vested, the 200 day moving average and lender income calculation.

I calculated two 200-day moving averages:

$118.60 as of the application date

$133.60 as of the date the most recent income calculation was completed

Based on the RSU grant, approximately 3,031.67 units are scheduled to vest over a twelve-month period.

Using a 200-day SMA of $118.60, the calculated annual gross income is $359,556.06, resulting in a monthly qualifying income of $29,963.01.

Using a 200-day SMA of $133.60, the calculated annual gross income increases to $405,031.11, resulting in a monthly qualifying income of $33,752.59.

Both calculations result in qualifying income amounts that exceed the income ultimately used by the underwriter of $27,785.00

																	01/21/2026	Lender provided the documentation and Lender income calculation to support $27,785 RSU income. Two year vesting schedule from XXX with number of shares vested, the 200 day moving average and lender income calculation. Two 200-day moving averages: $118.60 as of the application date $133.60 as of the date the most recent income calculation was completed Based on the RSU grant, approximately 3,031.67 units are scheduled to vest over a twelve-month period. Using a 200-day SMA of $118.60, the calculated annual gross income is $359,556.06, resulting in a monthly qualifying income of $29,963.01. Using a 200-day SMA of $133.60, the calculated annual gross income increases to $405,031.11, resulting in a monthly qualifying income of $33,752.59. Both calculations result in qualifying income amounts that exceed the income ultimately used by the underwriter of $27,785.00. Condition cleared. ; Income and Employment Meet Guidelines	01/22/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
135	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 50% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 50% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 2.13 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
241	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# XXX, provided on 1003	01/14/2026

Lender agreed with HMDA. Condition cleared.; Lender agreed with HMDA. Condition cleared.; Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

; Lender agreed with HMDA. Condition cleared.; Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
241	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation required to clear exception. Evidence the Homeownership Counseling Disclosure was received within 3 days of the loan application	Homeownership Counseling Disclosure	01/14/2026	Homeownership Counseling Disclosure Is Present or Not Applicable; Material Finding	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
202	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date or provide confirmation the lender has no affiliates.	Affiliated Business Disclosure response; Affiliated Business Disclosure	01/20/2026	Required Affiliated Business Disclosure Documentation Provided; Provide supporting documentation confirming the Affiliated Business Disclosure was delivered within three business days of application, or document the lender has no affiliation with the settlement service providers.; Material Finding	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($750000) is insufficient, not meeting the required coverage amount of ($XXX). The hazard insurance dwelling coverage of $750,000 is insufficient, not meeting the required coverage amount of $XXX. Missing replacement cost estimate.	RCE	01/14/2026	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing all pages of the final AUS Submission #11	AUS	01/13/2026	AUS is not incomplete	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Lender NMLS — XXX LO NMLS — XXX	01/14/2026

; NMLS for Lender and LO was indicated on the executed Note.; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

; NMLS for Lender and LO was indicated on the executed Note.; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
244	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE1185	Credit	AUS Partially Provided

AUS Partially Provided Resubmission to the AUS is required: The IPC of $28,975 exceeds the amount of closing costs on the PCCD of $27,869.60. The Sales Price should be reduced by the amount of excess $1105.40, which will increase the LTV/CLTV to 80.06%.

Guidelines allow up to 89.99% LTV/CLTV.

																Total Borrower Closing Cost = 29,536.14. 27,869.60 from J + 1666.54 from K — Please clear	01/15/2026	Total Borrower Closing Cost = 29,536.14. 27,869.60 from J + 1666.54 from K; Upon further review, Total Borrower Closing Cost = 29,536.14. 27,869.60 from J + 1666.54 from K. Condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
244	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure and proof sent to the borrower within 3 business days of application	No affiliates	01/14/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Material Finding	01/15/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
244	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	LO NMLS XXX	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

01/15/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
244	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
144	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 8.34 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	agree with XXX	01/14/2026	Lender agrees with audit findings. Condition cleared.; Lender agrees with audit findings. Condition cleared.; Lender agrees with audit findings. Condition cleared.; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender agrees with audit findings. Condition cleared.; Lender agrees with audit findings. Condition cleared.; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	01/16/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/16/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
139	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Borrower has stable job time — Borrower has 3.4 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
212	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	01/22/2026	Lender provided the ULI. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.26% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.05% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
212	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.26% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.05% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
239	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX	01/14/2026

Lender agreed with HMDA. Condition cleared.; Lender agreed with HMDA. Condition cleared.; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agreed with HMDA. Condition cleared.; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

01/15/2026

Borrower has stable job time — Borrower has 14.53 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 23.61% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.67% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.67% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
239	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			Lender provided the ULI. Condition cleared. ; HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/15/2026

Borrower has stable job time — Borrower has 14.53 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 23.61% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.67% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.67% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
142	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	01/22/2026

Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

																			01/26/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 13.35 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
142	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided

Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.

																		HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/26/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 13.35 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
142	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Rescinded	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	That is incorrect — XXX waterfall is to be used and this has been established and XXX agrees. Please follow our product profile water fall ; Invalid request — Per the UCDP’s already provided CU score 1.4, LCA 1 — third party valuation not required	01/21/2026	Upon further review, the XXX AUS Jumbo Product Profile waterfall are to be used. Condition rescinded. ; Audit reviewed the lenders response. Subject transaction is the purchase of a primary residence. A CDA is required per investor. Condition retained.	01/22/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income 2 Months Income Verified is Missing Provide complete 2024 personal tax returns including all schedules for Self-Employment income analysis	From our underwriting team: The loan was escalated to the UW manager to utilize the transcripts instead of conditioning for the actual taxes since we had all the data points from the transcripts schedule C required to calculate qualifying income. There was no information missing on the transcripts for the Schedule C. There is no documentation better than the transcripts themselves. There is no Jumbo overlay to not use transcripts, so we follow FNMA policy.	01/22/2026

Upon further review, file contains a signed 4506C Sch C income you can use the transcripts. Since all the data points from the transcripts schedule C required to calculate qualifying income. There was no information missing on the transcripts for the Schedule C. Condition cleared. ; Per line 17 of the DU: Based on the information on the loan application, it appears that all XXX’s self-employed businesses have been in existence for at least 5 years and may be eligible to be documented with one year of personal tax returns. If any of the self-employed income is being used for qualifying purposes, the income may be supported by personal tax returns covering the most recent one-year period (including all tax schedules), provided the tax returns reflect at least 12 months of self-employment income, the borrower has 25% or greater ownership in the business for five consecutive years, and the Cash Flow Analysis (Form 1084) or equivalent has been completed. Refer to the Selling Guide for additional information. Condition retained.

(MSG ID 3729)

02/03/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Showing evidence that the borrowers received the appraisal at least 3 days prior to consummation, XXX, may cure the violation.	Proof; Acknowledgement of receipt of appraisal	02/02/2026

Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared.

; Evidence of appraisal delivery provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least 3 days prior to consummation but does not confirm the borrower received the appraisal at or prior to consummation if they chose to waive the 3 days right to receive the appraisal. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely; Material

02/03/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide Fraud Report with OFAC cleared alerts including OFAC Check and Interested Parties Checked with Exclusionary Lists	You did not review — the document provided IS the Fraud report — I am uploading again for review ; Provided in original submission	01/29/2026	Lender provided the complete third party fraud report. Condition cleared. ; Third Party Fraud Report is provided; Audit reviewed the lender’s response. Please provide a Third Party Fraud Report. Condition retained.	01/30/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/26/2026	Rescinded	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.			Cure package provided to the borrower prior to review; Exception resolved	01/26/2026		D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/26/2026	Resolved	finding- 3719	Compliance	TILA Post- Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $1,366,724.06. The disclosed finance charge of $1,365,263.52 is not considered accurate because it is understated by more than $100. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $1,366,584.06. The disclosed finance charge of $1,365,263.52 is not considered accurate because it is understated by more than $100.			Cure package provided to the borrower prior to review; Exception resolved	01/26/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	finding-651	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,366,724.06. The disclosed finance charge of $1,366,585.02 is not considered accurate because it is understated by more than $100. TILA 130b Cure Required. Refund in the amount of $139.04; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery and reopen rescission. The fees included in the finance charge calculation include: settlement fee ($500.00), closing protection letter ($50.00), prepaid interest ($3,049.44), flood certification ($11.50), processing fee ($750.00) and verification of employment ($150.00). Please provide fee breakdown of APR fees or cure package.	All cure docs provided in original submission	01/22/2026	Cure package provided to the borrower prior to review; exception resolved; Cure package provided to the borrower prior to review; exception resolved	01/26/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Provide 3rd party VOE for borrower or CPA letter	CPA letter was provided in the original submission	01/22/2026	Lender provided borrower 2 3rd Party VOE. Condition cleared. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	01/26/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	01/19/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
121	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 751 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 33.4% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 7.43 years on job.

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215	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing CDA			Third party valuation product provided within tolerance.	02/02/2026	Borrower has stable job time — Borrower has 2.91 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
215	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, discrepancy finding added. ; HMDA Data Tape Provided.	02/02/2026	Borrower has stable job time — Borrower has 2.91 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
215	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX, Lender NMLS ID is XXX	01/30/2026	; ULI is valid.; Material; HMDA discrepancy noted: Lender ULI is missing, ALSO HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	02/02/2026	Borrower has stable job time — Borrower has 2.91 years on job.	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
74	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of taxes and HOA on XXX XXX property. Also missing taxes on XXX property. Additional conditions may apply.	Regarding XXX: I googled the property and it appears to be located in an older, established neighborhood where HOA dues are unlikely.	01/22/2026	Lender provided evidence of taxes and Property profile showing SFR on the XXX property. Taxes on XXX property. Condition cleared. ; Lender provided evidence of taxes and Property profile showing SFR on the XXX property. Taxes on XXX property. Condition cleared.	01/26/2026	Borrower has stable job time — Borrower has 24.82 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
74	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026	Borrower has stable job time — Borrower has 24.82 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
152	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	02/04/2026	Borrower has stable job time — Borrower has 32.96 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
229	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, discrepancy finding added. ; HMDA Data Tape Provided.	02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 53.41% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 53.41% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 13.29 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
229	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX	01/30/2026

; The ULI is valid.; Material; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI XXX vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 53.41% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 53.41% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 13.29 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
145	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 21.62 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation needed to clear: Please provide homeownership counseling organizations disclosure dated within 3 business days of application date XXX	Homeownership Counseling Organizations Disclosure	01/30/2026	Lender provided the homeownership counseling organizations disclosure dated within 3 business days of application date XXX. Condition cleared. ; Material	01/30/2026

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.06% is less than Guideline DTI of 50%

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57	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.06% is less than Guideline DTI of 50%

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131	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Closed End Second — 30 yr refinance, no cash-out Property value of $XXX confirmed by appraisal	01/20/2026	Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $XXX confirmed by appraisal. Condition cleared.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $XXX confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $XXX confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $XXX confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $XXX confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.81% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 23.79% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.81% is less than Guideline CLTV of 89.99%

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131	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.81% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 23.79% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.81% is less than Guideline CLTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category		Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
131	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien		Title Coverage Amount of $850000 is Less than Total Amount of Subject Lien $XXX Lender to provide updated title coverage to reflect the minimum of loan amount of $XXX.	Title Coverage	01/20/2026	Lender provided the title update/supplement showing sufficient coverage. Condition cleared. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.81% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 23.79% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.81% is less than Guideline CLTV of 89.99%

																						C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
132	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test		This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $550.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $550.00, cure package requires a PCCD, LOE, Copy of refund check , and Proof of Delivery or Valid COC. The 0% tolerance violation is due to the increase in the Appraisal Fee from $800.00, to $1,350.00 on the initial CD dated XXX without a valid COC in file. Please provide a COC or cure package.	COC	01/20/2026	Lender provided a valid COC for the increase in the appraisal fee from $800.00 to $1,350.00. Condition cleared. ; Lender provided a valid COC for the increase in the appraisal fee from $800.00 to $1,350.00. Condition cleared.	01/21/2026

Qualifying DTI below max allowed. — Calculated DTI of 27.2% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.12% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.12% is less than Guideline CLTV of 80%

																						C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
132	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided		Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying DTI below max allowed. — Calculated DTI of 27.2% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.12% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.12% is less than Guideline CLTV of 80%

																						C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE1185	Credit	AUS Partially Provided		AUS Partially Provided Only part of the AUS is in the file.	Attached DU cert submission #6 appears to be complete. What do you feel is missing?; provided and accepted, two same findings	01/15/2026	Lender provided a complete copy of the AUS. Condition cleared. ; AUS is not incomplete; Audit reviewed the lender’s response. Please provide a complete copy of the AUS. Condition maintained.	01/16/2026	Borrower has stable job time — Borrower has 7.75 years on job. Qualifying DTI below max allowed. — Calculated DTI of 26.24% is less than Guideline DTI of 45%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided		Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Borrower has stable job time — Borrower has 7.75 years on job. Qualifying DTI below max allowed. — Calculated DTI of 26.24% is less than Guideline DTI of 45%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy	(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is XXX, agree	01/16/2026

Lender agrees with audit findings. Condition cleared.

; Lender agrees with audit findings. Condition cleared. ; Lender agrees with audit findings. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender agrees with audit findings. Condition cleared. ; Lender agrees with audit findings. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI XXX vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 10.76% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 10.44 years on job.

																						C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
140	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 10.76% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 10.44 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
118	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Provide evidence that no new open tradelines resulted from credit inquiries on 09/10/2025 from XXX, 08/13/2025 from XXX/XXX and 08/12/2025 from XXX	Inquiry LOE	01/20/2026	Lender provided evidence that no new open tradelines resulted from credit inquiries on 09/10/2025. Condition cleared.	01/21/2026

Borrower has stable job time — Borrower has 15.97 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.65% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
118	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MI	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 15.97 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.65% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying DTI below max allowed. — Calculated DTI of 25.01% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 20.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 740

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
109	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $8,153.93.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $8,153.93; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The first zero tolerance violation in the amount of $8,078.93 is due to increase from $0.00 to $8,078.93 for the addition of the Broker Fee on the final CD dated XXX without a valid COC in file. The second zero tolerance violation in the amount of $75.00 is due to increase from $825.00 to $900.00 for the Appraisal Fee on the revised LE dated XXX. COC in file dated XXX does not detail a valid reason for the fee increase. Please provide valid COC’s or cure package.	COC’s	01/14/2026	Lender provided a valid COC for the increase in the appraisal fee and broker fee. Condition cleared. ; Lender provided a valid COC for the increase in the appraisal fee and broker fee. Condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 22.35 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 746 is greater than Guideline minimum FICO of 680

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.36% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
109	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			; HMDA tape provided, no discrepancies noted condition cleared.	02/04/2026

Borrower has stable job time — Borrower has 22.35 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 746 is greater than Guideline minimum FICO of 680

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.36% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
168	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The LCA risk score of 4 is greater than 2.5 maximum allowed.			Third party valuation product provided within tolerance.	01/23/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.93 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
168	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.93 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
236	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	CDA provided in the original submission	01/20/2026	Third party valuation provided within tolerance. Condition cleared. ; Third party valuation product provided within tolerance.	01/21/2026	Borrower has stable job time — Borrower has 8.25 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
236	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/19/2026	Borrower has stable job time — Borrower has 8.25 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
222	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026	Borrower has stable job time — Borrower has 26.11 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
222	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/16/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal Delivery; Appraisal delivery	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026	Borrower has stable job time — Borrower has 26.11 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
222	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026	Borrower has stable job time — Borrower has 26.11 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2026	Rescinded	FCOM3813	Credit	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(vii)				02/03/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply.; HMDA Data Tape Provided.	02/02/2026

Borrower has stable job time — Borrower has 4.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 51.71% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 51.71% is less than Guideline CLTV of 75%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Missing evidence of the Net proceeds form sale of property of $789,031.26	Settlement statement from sale of departing home	01/30/2026	Funds are found to meet guidelines.	02/02/2026

Borrower has stable job time — Borrower has 4.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 51.71% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 51.71% is less than Guideline CLTV of 75%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $19018.59.	This should clear with verification of proceeds.	01/30/2026	Audited Reserves of $265498.9 are equal to or greater than AUS Required Reserves of $19018.59.; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Missing evidence of the Net proceeds form sale of property of $789,031.26	02/02/2026

Borrower has stable job time — Borrower has 4.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 51.71% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 51.71% is less than Guideline CLTV of 75%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Rescinded	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Not required.; Not required.	01/27/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)

238	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Rescinded	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s)			Rescinded as this is a duplicate finding.	01/27/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
223	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.83% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.83% is less than Guideline CLTV of 90%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
223	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.83% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.83% is less than Guideline CLTV of 90%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 16.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business Disclosure dated within 3 business days of application.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Borrower has stable job time — Borrower has 16.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026

Borrower has stable job time — Borrower has 16.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
217	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 47.87 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
217	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing To cure the defect please provide the Affiliated Business Disclosure dated within 3 business days of application.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 47.87 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	02/04/2026

Qualifying DTI below max allowed. — Calculated DTI of 26.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 10.27 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
231	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.41% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 36.25 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 23.61% is less than Guideline DTI of 720%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.41% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
232	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
124	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing	Please review ; Please review	02/03/2026	Title Document is fully Present	02/03/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.53% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.34 years on job.

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
124	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	02/03/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.53% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.34 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
124	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — AVM provided at time of initial submission	01/28/2026	Third party valuation provided within tolerance. Condition cleared. ; Third party valuation product provided within tolerance.	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.53% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.34 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
242	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.78% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.78% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
242	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The file is missing the ABD from the lender.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.78% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.78% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
213	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The exception is tied to the initial CD missing a receipt date at least 3 business days prior to consummation. A valid COC was provided for the addition of the final inspection fee.	ICD delivery	01/29/2026	Lender provided evidence for the CD dated within 3 business day prior to consummation of XXX. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Lender provided evidence for the CD dated within 3 business day prior to consummation of XXX. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Lender provided evidence for the CD dated within 3 business day prior to consummation of XXX. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Lender provided evidence for the CD dated within 3 business day prior to consummation of XXX. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of XXX. Condition retained.	02/02/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
213	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	finding- 3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception: The initial CD is missing Borrower signature or other acknowledgement of receipt. The earliest CD in the loan file was issued on XXX. The violation can be cured by providing a copy of initial CD as well as evidence showing that is was received by the consumer 3 business days prior to consummation.	ICD; Initial Closing Disclosure Delivery Date	01/30/2026	Lender provided the tracking form confirming receipt within 5 business days prior to the XXX consummation date. Condition cleared. ; Lender provided the tracking form confirming receipt within 5 business days prior to the XXX consummation date. Condition cleared. ; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of XXX. Condition retained.; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of XXX. Condition retained. ; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of XXX. Condition retained.	02/02/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
213	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABD from the lender is missing.	Affiliated Business	01/29/2026	Lender provided an attestation of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/30/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
213	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
213	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
195	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM3075	Credit	Missing US Patriot Act Disclosure or ID	Missing US Patriot Act Disclosure or ID. Missing US Patriot Act Disclosure or valid ID.	US Patriot Act Disclosure	01/27/2026	; Missing US Patriot Act Disclosure or ID.; Received completed patriot disclosure; Material	01/30/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 14.33 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
195	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/28/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 14.33 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
209	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 29.5% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
209	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABA is not provided. Please provide proof of delivery and receipt within 3 business days of application date.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 29.5% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
204	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
204	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI XXX vs Lender value missing, ALSO missing lenders NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																We agree with Audit ULI XXX. Lender’s NMLS ID XXX	01/30/2026	; ULI is valid.; Material	02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
205	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 788 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.62% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
205	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	Affiliated Business Disclosure	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 788 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.62% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
205	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 788 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.62% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
201	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 52.02% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 52.02% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 19.14 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
201	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XXX or provide confirmation the lender has no affiliates.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 52.02% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 52.02% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 19.14 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
247	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Lender agrees with findings.; Material; Lender agrees with audit’s findings.; HMDA discrepancy noted: Audit sales price $XXX vs Lender value $XXX, per HMDA property value is the value used to calculate the LTV. Lender can clear finding by agreeing with audit’s finding, or providing documentation to support their value. Note, there are multiple final CD’s and PCCD’s listing the two different sales prices, contract lists $XXX	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.95% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
247	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Additional discrepancy finding added.; HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.95% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
228	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit Loan purpose Refinancing vs Lender loan type missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																		Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.72% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.72% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 4.64 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
228	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least 3 days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.72% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.72% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 4.64 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
228	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.72% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.72% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 4.64 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
226	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Lender agrees with findings.; Material; Lender agrees with audit’s findings.; HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/29/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 10.9 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
226	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 10.9 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
233	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI XXX vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																Agree with the Audit’s ULI XXX	01/30/2026	; Lender agrees with audit findings. Condition cleared. ; Material	02/02/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.31% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.31% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 5.28 years on job.

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
233	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	02/02/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.31% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.31% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 5.28 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
172	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	02/03/2026	Resolved	FCRE6101	Credit	Audited AUS Interested Party Contribution Exceeds Guideline Program Maximum	Audited AUS Interested Party Contribution of 1.58% exceeds maximum AUS interested party contribution standards of 1.51%.			Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum	02/06/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
172	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2026	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Interested Party Contributions exceed Total Closing Costs. On the Property page, navigate to the Purchase Contract card and reduce the Sales Price by the excess amount. The AUS is required to be re-ran lowering purchase price by the ICP overage of $1,112.89.	Incorrect — there is no IPC violation and no need for an AUS re-run	01/13/2026	AUS is not incomplete; AUS Partially Provided -> The financing concessions must be equal to or less than the sum of the closing costs: Review of the Final CD, the Realtor Credit (page 3) exceeds the Total Closing Costs (page 1) — An updated AUS resubmission is required to decrease the purchase price by the overage amount ($1112.89) and must reflect an approval with the higher LTV.	02/06/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
172	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	02/03/2026	Resolved	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of 1.58% exceeds interested party contribution guideline maximum of 1.51%.			Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum	02/06/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
172	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at XXX. Additional conditions may apply.	XXX HOA	01/22/2026	Lender provided an LOE from the borrower of no HOA on XXX. Condition cleared. ; Lender provided an LOE from the borrower of no HOA on XXX. Condition cleared.	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Affiliated Business Disclosure	01/22/2026	Lender provided the affiliated business disclosure. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). A 3-day waiver was provided, however, evidence of appraisal delivery at or prior to consummation is missing.	Invalid — evidence provided in original submission	01/09/2026

Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared.

; Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared.

; Evidence of appraisal delivery provided.; Material

01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create ULI — XXX	01/09/2026

Lender provided documentation to support value: XXX. Condition cleared. ; Lender provided documentation to support value: XXX. Condition cleared. ; Material; HMDA discrepancy noted: Audit ULI XXX vs Lender value XXX

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
253	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Missing VVOE for B2 within 10 days of closing. Verifications in file are not within 10 days of closing.	VOE	01/09/2026	Lender provided VVOE within 10 business days of closing. Condition cleared. ; Lender provided VVOE within 10 business days of closing. Condition cleared. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Per AUS Jumbo guidelines, if LCA returns no score, a CU score < 2.5 is sufficient.	01/08/2026	Lender provided UCDP report reflects a risk score of 1.4; therefore, an additional Third Party valuation is not required. Condition cleared.; Third party valuation product provided within tolerance.	01/09/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
254	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Lender agrees with findings.; Material; Lender agrees with audit’s findings.; HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/29/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
254	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
254	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
254	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
257	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.18% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.18% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 29.9% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.81 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
252	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
252	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
252	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/16/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026	Borrower has stable job time — Borrower has 13.07 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
258	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Cured	finding- 3622	Compliance	TRID Post- Consummation Reason for Redisclosure Validation Test	na This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.			; ;	02/03/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.7% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 25.99% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 5.46 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.7% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
258	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $90.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $90.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $90.00 is due to increase from $720.00 to $810.00 for the Appraisal Fee. COC in file referencing appraisal fee is dated XXX and change was on LE XXX.	cured	01/26/2026	Lender provided the PCCD, LOE, refund of $90.00 and evidence of delivery. Loan will be graded a B.	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.7% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 25.99% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 5.46 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.7% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
258	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.7% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 25.99% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 5.46 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.7% is less than Guideline LTV of 89.99%

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
256	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Qualifying DTI below max allowed. — Calculated DTI of 26.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
199	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCOM1225	Credit	Second Home Rider is Missing	Second Home Rider is Missing	Second Home Rider	02/03/2026	Lender provided the signed second home rider. Condition cleared.	02/04/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
199	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Affiliated Business	02/03/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	02/04/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
199	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Subject property is 2nd Home. Please review uploaded ; NonDEL ULI — XXX AUS/1008 — Second home Conflicting documents — Secondary / primary No Second Home Rider”	01/16/2026	Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Material; Lender provided valid ULI; however, did not provide documentation to verify subject property is a 2nd home. The 1003 reflects subject as a primary residence and AUS shows as a 2nd home. Condition retained.; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Also, audit occupancy is Primary Residence and lenders is Second Home. Lender may clear finding by providing documentation to support their value.; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Material; Lender provided valid ULI; however, did not provide documentation to verify subject property is a 2nd home. The 1003 reflects subject as a primary residence and AUS shows as a 2nd home. Condition retained.; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Also, audit occupancy is Primary Residence and lenders is Second Home. Lender may clear finding by providing documentation to support their value.; Material Finding	01/20/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
199	XXXXXX		XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	01/20/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A